UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund

Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.827901.105

ADESI-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 0.2%
General Motors Co.	125,000	$ 4,607,500
Hotels, Restaurants & Leisure - 1.7%
Country Style Cooking Restaurant Chain Co. Ltd. ADR (e)	75,000	1,725,000
Denny's Corp. (a)	2,300,000	8,234,000
McCormick & Schmick's Seafood Restaurants (a)(f)	1,000,000	9,090,000
Ruth's Hospitality Group, Inc. (a)	1,100,000	5,093,000
Sonic Corp. (a)	275,000	2,783,000
Wendy's/Arby's Group, Inc.	500,000	2,310,000
Whistler Blackcomb Holdings, Inc.	75,000	913,717
		30,148,717
Household Durables - 0.4%
KB Home (e)	500,000	6,745,000
Media - 4.1%
Comcast Corp. Class A	1,500,000	32,955,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	674,588	3,521,349
The Walt Disney Co.	500,000	18,755,000
Time Warner, Inc.	550,000	17,693,500
		72,924,849
Multiline Retail - 0.5%
Big Lots, Inc. (a)	175,000	5,330,500
Dollar General Corp. (a)	140,600	4,312,202
		9,642,702
Specialty Retail - 2.1%
Best Buy Co., Inc.	175,000	6,000,750
Lowe's Companies, Inc.	500,000	12,540,000
Lumber Liquidators Holdings, Inc. (a)	62,100	1,546,911
Office Depot, Inc. (a)	700,000	3,780,000
Sonic Automotive, Inc. Class A (sub. vtg.)	371,120	4,913,629
Staples, Inc.	400,000	9,108,000
		37,889,290
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	150,000	3,810,000
Liz Claiborne, Inc. (a)(e)	500,000	3,580,000
		7,390,000
TOTAL CONSUMER DISCRETIONARY		169,348,058
CONSUMER STAPLES - 10.4%
Beverages - 3.6%
Anheuser-Busch InBev SA NV	50,000	2,861,180
PepsiCo, Inc.	500,000	32,665,000
The Coca-Cola Co.	435,000	28,609,950
		64,136,130
Food & Staples Retailing - 2.9%
CVS Caremark Corp.	675,000	23,469,750

	Shares	Value
Drogasil SA	300,000	$ 2,440,421
Wal-Mart Stores, Inc.	500,000	26,965,000
		52,875,171
Food Products - 1.9%
Archer Daniels Midland Co.	250,000	7,520,000
Danone	75,000	4,714,930
Kellogg Co.	50,000	2,554,000
The J.M. Smucker Co.	125,000	8,206,250
Unilever NV unit	350,000	10,990,000
		33,985,180
Household Products - 1.5%
Colgate-Palmolive Co.	150,000	12,055,500
Procter & Gamble Co.	225,000	14,474,250
		26,529,750
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	125,000	9,712,500
TOTAL CONSUMER STAPLES		187,238,731
ENERGY - 12.1%
Energy Equipment & Services - 1.7%
Noble Corp.	275,000	9,836,750
North American Energy Partners, Inc. (a)	900,000	11,034,002
Weatherford International Ltd. (a)	425,000	9,690,000
		30,560,752
Oil, Gas & Consumable Fuels - 10.4%
Amyris, Inc.	150,000	4,002,000
Chesapeake Energy Corp.	200,000	5,182,000
Chevron Corp.	550,000	50,187,500
Clean Energy Fuels Corp. (a)(e)	75,000	1,038,000
EXCO Resources, Inc.	450,000	8,739,000
Exxon Mobil Corp.	1,075,000	78,604,000
PetroBakken Energy Ltd. Class A (e)	100,000	2,176,878
Petrohawk Energy Corp. (a)	75,000	1,368,750
Plains Exploration & Production Co. (a)	125,000	4,017,500
Southwestern Energy Co. (a)	200,000	7,486,000
Suncor Energy, Inc.	600,000	23,030,182
		185,831,810
TOTAL ENERGY		216,392,562
FINANCIALS - 19.2%
Capital Markets - 1.8%
Ashmore Group PLC	500,000	2,614,031
Bank of New York Mellon Corp.	350,000	10,570,000
Morgan Stanley	700,000	19,047,000
		32,231,031
Commercial Banks - 6.7%
Alliance Financial Corp.	185,800	6,010,630
BB&T Corp.	325,000	8,544,250
Citizens Banking Corp., Michigan (a)	1,000,000	615,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	125,000	$ 5,280,000
M&T Bank Corp.	75,000	6,528,750
Marshall & Ilsley Corp.	750,000	5,190,000
PNC Financial Services Group, Inc.	125,000	7,590,000
Regions Financial Corp.	1,000,000	7,000,000
SunTrust Banks, Inc.	150,000	4,426,500
Susquehanna Bancshares, Inc., Pennsylvania	450,000	4,356,000
Wells Fargo & Co.	2,100,000	65,079,000
		120,620,130
Diversified Financial Services - 7.7%
Bank of America Corp.	2,000,000	26,680,000
Citigroup, Inc. (a)	5,000,000	23,650,000
JPMorgan Chase & Co.	1,550,000	65,751,000
KKR Financial Holdings LLC	2,350,000	21,855,000
		137,936,000
Insurance - 2.1%
ACE Ltd.	125,000	7,781,250
Allstate Corp.	250,000	7,970,000
First American Financial Corp.	100,000	1,494,000
Genworth Financial, Inc. Class A (a)	400,000	5,256,000
Hanover Insurance Group, Inc.	100,000	4,672,000
RenaissanceRe Holdings Ltd.	160,000	10,190,400
		37,363,650
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	300,000	3,057,000
Radian Group, Inc.	1,733,400	13,988,538
		17,045,538
TOTAL FINANCIALS		345,196,349
HEALTH CARE - 10.8%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	150,000	1,479,000
Amgen, Inc. (a)	225,000	12,352,500
Gilead Sciences, Inc. (a)	300,000	10,872,000
PDL BioPharma, Inc.	700,000	4,361,000
SIGA Technologies, Inc. (a)(e)	300,000	4,200,000
		33,264,500
Health Care Equipment & Supplies - 0.2%
Meridian Bioscience, Inc.	175,000	4,053,000
Health Care Providers & Services - 3.2%
Emeritus Corp. (a)	64,203	1,265,441
Express Scripts, Inc. (a)	150,000	8,107,500
McKesson Corp.	275,000	19,354,500
Medco Health Solutions, Inc. (a)	175,000	10,722,250
Quest Diagnostics, Inc.	100,000	5,397,000

	Shares	Value
UnitedHealth Group, Inc.	125,000	$ 4,513,750
WellPoint, Inc. (a)	125,000	7,107,500
		56,467,941
Health Care Technology - 0.2%
MedAssets, Inc. (a)	150,000	3,028,500
Life Sciences Tools & Services - 0.2%
Covance, Inc. (a)	50,000	2,570,500
Pacific Biosciences of California, Inc. (e)	100,000	1,591,000
		4,161,500
Pharmaceuticals - 5.1%
Elan Corp. PLC sponsored ADR (a)	500,000	2,865,000
GlaxoSmithKline PLC sponsored ADR	100,000	3,922,000
Johnson & Johnson	450,000	27,832,500
Merck & Co., Inc.	725,000	26,129,000
Pfizer, Inc.	1,800,000	31,518,000
		92,266,500
TOTAL HEALTH CARE		193,241,941
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	375,000	19,935,000
United Technologies Corp.	125,000	9,840,000
		29,775,000
Airlines - 0.2%
Delta Air Lines, Inc. (a)	325,000	4,095,000
Building Products - 1.1%
Lennox International, Inc.	100,000	4,729,000
Masco Corp.	375,000	4,747,500
Owens Corning (a)	200,000	6,230,000
Universal Forest Products, Inc.	100,000	3,890,000
		19,596,500
Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	400,000	6,876,000
Iron Mountain, Inc.	175,000	4,376,750
Standard Parking Corp. (a)	200,000	3,778,000
		15,030,750
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	250,000	4,980,000
Electrical Equipment - 0.5%
Babcock & Wilcox Co. (a)	75,000	1,919,250
General Cable Corp. (a)	125,000	4,386,250
Polypore International, Inc. (a)	50,000	2,036,500
		8,342,000
Industrial Conglomerates - 0.8%
General Electric Co.	750,000	13,717,500
Machinery - 0.8%
Douglas Dynamics, Inc.	175,000	2,651,250
Ingersoll-Rand Co. Ltd.	175,000	8,240,750
WABCO Holdings, Inc. (a)	50,000	3,046,500
		13,938,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.5%
Acacia Research Corp. - Acacia Technologies (a)	350,000	$ 9,079,000
Road & Rail - 0.4%
CSX Corp.	125,000	8,076,250
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	70,000	3,696,000
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	250,000	2,607,500
TOTAL INDUSTRIALS		132,934,000
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	1,800,000	36,414,000
Juniper Networks, Inc. (a)	250,000	9,230,000
		45,644,000
Computers & Peripherals - 3.6%
Apple, Inc. (a)	165,000	53,222,400
Hewlett-Packard Co.	250,000	10,525,000
		63,747,400
Electronic Equipment & Components - 2.7%
Corning, Inc.	2,250,000	43,470,000
Fabrinet (a)	250,000	5,375,000
		48,845,000
Internet Software & Services - 2.3%
eBay, Inc. (a)	350,000	9,740,500
Google, Inc. Class A (a)	40,000	23,758,800
SciQuest, Inc.	525,000	6,830,250
		40,329,550
IT Services - 6.2%
Cognizant Technology Solutions Corp. Class A (a)	100,000	7,329,000
International Business Machines Corp.	250,000	36,690,000
MasterCard, Inc. Class A	150,000	33,616,500
Paychex, Inc.	650,000	20,091,500
Visa, Inc. Class A	200,000	14,076,000
		111,803,000
Semiconductors & Semiconductor Equipment - 5.0%
ASM International NV unit (a)	150,000	5,253,000
ASML Holding NV	175,000	6,709,500
Ceva, Inc. (a)	75,000	1,537,500
KLA-Tencor Corp.	225,000	8,694,000
Lam Research Corp. (a)	325,000	16,828,500
National Semiconductor Corp.	400,000	5,504,000
NXP Semiconductors NV	150,000	3,139,500
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,000,000	5,950,000
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000,000	17,032,212

	Shares	Value
Teradyne, Inc. (a)	700,000	$ 9,828,000
Texas Instruments, Inc.	300,000	9,750,000
		90,226,212
Software - 1.5%
Autonomy Corp. PLC (a)	700,000	16,436,180
CA, Inc.	175,000	4,277,000
Nuance Communications, Inc. (a)	325,000	5,908,500
		26,621,680
TOTAL INFORMATION TECHNOLOGY		427,216,842
MATERIALS - 1.3%
Chemicals - 0.6%
Ecolab, Inc.	200,000	10,084,000
Metals & Mining - 0.7%
Gem Diamonds Ltd. (a)	850,000	3,345,157
Nucor Corp.	200,000	8,764,000
		12,109,157
TOTAL MATERIALS		22,193,157
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	1,500,000	6,345,000
UTILITIES - 0.7%
Electric Utilities - 0.2%
Entergy Corp.	50,000	3,541,500
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	450,000	5,481,000
NRG Energy, Inc. (a)	200,000	3,908,000
		9,389,000
TOTAL UTILITIES		12,930,500
TOTAL COMMON STOCKS (Cost $1,640,705,377)		1,713,037,140
Nonconvertible Preferred Stocks - 1.6%

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.6%
Porsche Automobil Holding SE	200,000	15,953,084
Volkswagen AG	80,000	12,984,944
		28,938,028
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,851,139)		28,938,028
Convertible Bonds - 0.0%
	Principal Amount	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d) (Cost $118,855)	$ 2,950,000	$ 0
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	45,366,123	45,366,123
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	7,246,125	7,246,125
TOTAL MONEY MARKET FUNDS (Cost $52,612,248)		52,612,248
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,716,287,619)	1,794,587,416
NET OTHER ASSETS (LIABILITIES) - 0.0%	417,668
NET ASSETS - 100%	$ 1,795,005,084
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,293
Fidelity Securities Lending Cash Central Fund	20,481
Total	$ 39,774
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 7,002,000	$ 1,125,412	$ 221,174	$ -	$ 9,090,000
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 198,286,086	$ 198,286,086	$ -	$ -
Consumer Staples	187,238,731	187,238,731	-	-
Energy	216,392,562	216,392,562	-	-
Financials	345,196,349	345,196,349	-	-
Health Care	193,241,941	193,241,941	-	-
Industrials	132,934,000	132,934,000	-	-
Information Technology	427,216,842	410,184,630	17,032,212	-
Materials	22,193,157	22,193,157	-	-
Telecommunication Services	6,345,000	6,345,000	-	-
Utilities	12,930,500	12,930,500	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	52,612,248	52,612,248	-	-
Total Investments in Securities:	$ 1,794,587,416	$ 1,777,555,204	$ 17,032,212	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $1,732,180,663. Net unrealized appreciation aggregated $62,406,753, of which $208,417,037 related to appreciated investment securities and $146,010,284 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class A

December 31, 2010

1.811318.106

DESIN-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 0.2%
General Motors Co.	125,000	$ 4,607,500
Hotels, Restaurants & Leisure - 1.7%
Country Style Cooking Restaurant Chain Co. Ltd. ADR (e)	75,000	1,725,000
Denny's Corp. (a)	2,300,000	8,234,000
McCormick & Schmick's Seafood Restaurants (a)(f)	1,000,000	9,090,000
Ruth's Hospitality Group, Inc. (a)	1,100,000	5,093,000
Sonic Corp. (a)	275,000	2,783,000
Wendy's/Arby's Group, Inc.	500,000	2,310,000
Whistler Blackcomb Holdings, Inc.	75,000	913,717
		30,148,717
Household Durables - 0.4%
KB Home (e)	500,000	6,745,000
Media - 4.1%
Comcast Corp. Class A	1,500,000	32,955,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	674,588	3,521,349
The Walt Disney Co.	500,000	18,755,000
Time Warner, Inc.	550,000	17,693,500
		72,924,849
Multiline Retail - 0.5%
Big Lots, Inc. (a)	175,000	5,330,500
Dollar General Corp. (a)	140,600	4,312,202
		9,642,702
Specialty Retail - 2.1%
Best Buy Co., Inc.	175,000	6,000,750
Lowe's Companies, Inc.	500,000	12,540,000
Lumber Liquidators Holdings, Inc. (a)	62,100	1,546,911
Office Depot, Inc. (a)	700,000	3,780,000
Sonic Automotive, Inc. Class A (sub. vtg.)	371,120	4,913,629
Staples, Inc.	400,000	9,108,000
		37,889,290
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	150,000	3,810,000
Liz Claiborne, Inc. (a)(e)	500,000	3,580,000
		7,390,000
TOTAL CONSUMER DISCRETIONARY		169,348,058
CONSUMER STAPLES - 10.4%
Beverages - 3.6%
Anheuser-Busch InBev SA NV	50,000	2,861,180
PepsiCo, Inc.	500,000	32,665,000
The Coca-Cola Co.	435,000	28,609,950
		64,136,130
Food & Staples Retailing - 2.9%
CVS Caremark Corp.	675,000	23,469,750

	Shares	Value
Drogasil SA	300,000	$ 2,440,421
Wal-Mart Stores, Inc.	500,000	26,965,000
		52,875,171
Food Products - 1.9%
Archer Daniels Midland Co.	250,000	7,520,000
Danone	75,000	4,714,930
Kellogg Co.	50,000	2,554,000
The J.M. Smucker Co.	125,000	8,206,250
Unilever NV unit	350,000	10,990,000
		33,985,180
Household Products - 1.5%
Colgate-Palmolive Co.	150,000	12,055,500
Procter & Gamble Co.	225,000	14,474,250
		26,529,750
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	125,000	9,712,500
TOTAL CONSUMER STAPLES		187,238,731
ENERGY - 12.1%
Energy Equipment & Services - 1.7%
Noble Corp.	275,000	9,836,750
North American Energy Partners, Inc. (a)	900,000	11,034,002
Weatherford International Ltd. (a)	425,000	9,690,000
		30,560,752
Oil, Gas & Consumable Fuels - 10.4%
Amyris, Inc.	150,000	4,002,000
Chesapeake Energy Corp.	200,000	5,182,000
Chevron Corp.	550,000	50,187,500
Clean Energy Fuels Corp. (a)(e)	75,000	1,038,000
EXCO Resources, Inc.	450,000	8,739,000
Exxon Mobil Corp.	1,075,000	78,604,000
PetroBakken Energy Ltd. Class A (e)	100,000	2,176,878
Petrohawk Energy Corp. (a)	75,000	1,368,750
Plains Exploration & Production Co. (a)	125,000	4,017,500
Southwestern Energy Co. (a)	200,000	7,486,000
Suncor Energy, Inc.	600,000	23,030,182
		185,831,810
TOTAL ENERGY		216,392,562
FINANCIALS - 19.2%
Capital Markets - 1.8%
Ashmore Group PLC	500,000	2,614,031
Bank of New York Mellon Corp.	350,000	10,570,000
Morgan Stanley	700,000	19,047,000
		32,231,031
Commercial Banks - 6.7%
Alliance Financial Corp.	185,800	6,010,630
BB&T Corp.	325,000	8,544,250
Citizens Banking Corp., Michigan (a)	1,000,000	615,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	125,000	$ 5,280,000
M&T Bank Corp.	75,000	6,528,750
Marshall & Ilsley Corp.	750,000	5,190,000
PNC Financial Services Group, Inc.	125,000	7,590,000
Regions Financial Corp.	1,000,000	7,000,000
SunTrust Banks, Inc.	150,000	4,426,500
Susquehanna Bancshares, Inc., Pennsylvania	450,000	4,356,000
Wells Fargo & Co.	2,100,000	65,079,000
		120,620,130
Diversified Financial Services - 7.7%
Bank of America Corp.	2,000,000	26,680,000
Citigroup, Inc. (a)	5,000,000	23,650,000
JPMorgan Chase & Co.	1,550,000	65,751,000
KKR Financial Holdings LLC	2,350,000	21,855,000
		137,936,000
Insurance - 2.1%
ACE Ltd.	125,000	7,781,250
Allstate Corp.	250,000	7,970,000
First American Financial Corp.	100,000	1,494,000
Genworth Financial, Inc. Class A (a)	400,000	5,256,000
Hanover Insurance Group, Inc.	100,000	4,672,000
RenaissanceRe Holdings Ltd.	160,000	10,190,400
		37,363,650
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	300,000	3,057,000
Radian Group, Inc.	1,733,400	13,988,538
		17,045,538
TOTAL FINANCIALS		345,196,349
HEALTH CARE - 10.8%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	150,000	1,479,000
Amgen, Inc. (a)	225,000	12,352,500
Gilead Sciences, Inc. (a)	300,000	10,872,000
PDL BioPharma, Inc.	700,000	4,361,000
SIGA Technologies, Inc. (a)(e)	300,000	4,200,000
		33,264,500
Health Care Equipment & Supplies - 0.2%
Meridian Bioscience, Inc.	175,000	4,053,000
Health Care Providers & Services - 3.2%
Emeritus Corp. (a)	64,203	1,265,441
Express Scripts, Inc. (a)	150,000	8,107,500
McKesson Corp.	275,000	19,354,500
Medco Health Solutions, Inc. (a)	175,000	10,722,250
Quest Diagnostics, Inc.	100,000	5,397,000

	Shares	Value
UnitedHealth Group, Inc.	125,000	$ 4,513,750
WellPoint, Inc. (a)	125,000	7,107,500
		56,467,941
Health Care Technology - 0.2%
MedAssets, Inc. (a)	150,000	3,028,500
Life Sciences Tools & Services - 0.2%
Covance, Inc. (a)	50,000	2,570,500
Pacific Biosciences of California, Inc. (e)	100,000	1,591,000
		4,161,500
Pharmaceuticals - 5.1%
Elan Corp. PLC sponsored ADR (a)	500,000	2,865,000
GlaxoSmithKline PLC sponsored ADR	100,000	3,922,000
Johnson & Johnson	450,000	27,832,500
Merck & Co., Inc.	725,000	26,129,000
Pfizer, Inc.	1,800,000	31,518,000
		92,266,500
TOTAL HEALTH CARE		193,241,941
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	375,000	19,935,000
United Technologies Corp.	125,000	9,840,000
		29,775,000
Airlines - 0.2%
Delta Air Lines, Inc. (a)	325,000	4,095,000
Building Products - 1.1%
Lennox International, Inc.	100,000	4,729,000
Masco Corp.	375,000	4,747,500
Owens Corning (a)	200,000	6,230,000
Universal Forest Products, Inc.	100,000	3,890,000
		19,596,500
Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	400,000	6,876,000
Iron Mountain, Inc.	175,000	4,376,750
Standard Parking Corp. (a)	200,000	3,778,000
		15,030,750
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	250,000	4,980,000
Electrical Equipment - 0.5%
Babcock & Wilcox Co. (a)	75,000	1,919,250
General Cable Corp. (a)	125,000	4,386,250
Polypore International, Inc. (a)	50,000	2,036,500
		8,342,000
Industrial Conglomerates - 0.8%
General Electric Co.	750,000	13,717,500
Machinery - 0.8%
Douglas Dynamics, Inc.	175,000	2,651,250
Ingersoll-Rand Co. Ltd.	175,000	8,240,750
WABCO Holdings, Inc. (a)	50,000	3,046,500
		13,938,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.5%
Acacia Research Corp. - Acacia Technologies (a)	350,000	$ 9,079,000
Road & Rail - 0.4%
CSX Corp.	125,000	8,076,250
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	70,000	3,696,000
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	250,000	2,607,500
TOTAL INDUSTRIALS		132,934,000
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	1,800,000	36,414,000
Juniper Networks, Inc. (a)	250,000	9,230,000
		45,644,000
Computers & Peripherals - 3.6%
Apple, Inc. (a)	165,000	53,222,400
Hewlett-Packard Co.	250,000	10,525,000
		63,747,400
Electronic Equipment & Components - 2.7%
Corning, Inc.	2,250,000	43,470,000
Fabrinet (a)	250,000	5,375,000
		48,845,000
Internet Software & Services - 2.3%
eBay, Inc. (a)	350,000	9,740,500
Google, Inc. Class A (a)	40,000	23,758,800
SciQuest, Inc.	525,000	6,830,250
		40,329,550
IT Services - 6.2%
Cognizant Technology Solutions Corp. Class A (a)	100,000	7,329,000
International Business Machines Corp.	250,000	36,690,000
MasterCard, Inc. Class A	150,000	33,616,500
Paychex, Inc.	650,000	20,091,500
Visa, Inc. Class A	200,000	14,076,000
		111,803,000
Semiconductors & Semiconductor Equipment - 5.0%
ASM International NV unit (a)	150,000	5,253,000
ASML Holding NV	175,000	6,709,500
Ceva, Inc. (a)	75,000	1,537,500
KLA-Tencor Corp.	225,000	8,694,000
Lam Research Corp. (a)	325,000	16,828,500
National Semiconductor Corp.	400,000	5,504,000
NXP Semiconductors NV	150,000	3,139,500
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,000,000	5,950,000
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000,000	17,032,212

	Shares	Value
Teradyne, Inc. (a)	700,000	$ 9,828,000
Texas Instruments, Inc.	300,000	9,750,000
		90,226,212
Software - 1.5%
Autonomy Corp. PLC (a)	700,000	16,436,180
CA, Inc.	175,000	4,277,000
Nuance Communications, Inc. (a)	325,000	5,908,500
		26,621,680
TOTAL INFORMATION TECHNOLOGY		427,216,842
MATERIALS - 1.3%
Chemicals - 0.6%
Ecolab, Inc.	200,000	10,084,000
Metals & Mining - 0.7%
Gem Diamonds Ltd. (a)	850,000	3,345,157
Nucor Corp.	200,000	8,764,000
		12,109,157
TOTAL MATERIALS		22,193,157
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	1,500,000	6,345,000
UTILITIES - 0.7%
Electric Utilities - 0.2%
Entergy Corp.	50,000	3,541,500
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	450,000	5,481,000
NRG Energy, Inc. (a)	200,000	3,908,000
		9,389,000
TOTAL UTILITIES		12,930,500
TOTAL COMMON STOCKS (Cost $1,640,705,377)		1,713,037,140
Nonconvertible Preferred Stocks - 1.6%

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.6%
Porsche Automobil Holding SE	200,000	15,953,084
Volkswagen AG	80,000	12,984,944
		28,938,028
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,851,139)		28,938,028
Convertible Bonds - 0.0%
	Principal Amount	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d) (Cost $118,855)	$ 2,950,000	$ 0
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	45,366,123	45,366,123
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	7,246,125	7,246,125
TOTAL MONEY MARKET FUNDS (Cost $52,612,248)		52,612,248
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,716,287,619)	1,794,587,416
NET OTHER ASSETS (LIABILITIES) - 0.0%	417,668
NET ASSETS - 100%	$ 1,795,005,084
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,293
Fidelity Securities Lending Cash Central Fund	20,481
Total	$ 39,774
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 7,002,000	$ 1,125,412	$ 221,174	$ -	$ 9,090,000
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 198,286,086	$ 198,286,086	$ -	$ -
Consumer Staples	187,238,731	187,238,731	-	-
Energy	216,392,562	216,392,562	-	-
Financials	345,196,349	345,196,349	-	-
Health Care	193,241,941	193,241,941	-	-
Industrials	132,934,000	132,934,000	-	-
Information Technology	427,216,842	410,184,630	17,032,212	-
Materials	22,193,157	22,193,157	-	-
Telecommunication Services	6,345,000	6,345,000	-	-
Utilities	12,930,500	12,930,500	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	52,612,248	52,612,248	-	-
Total Investments in Securities:	$ 1,794,587,416	$ 1,777,555,204	$ 17,032,212	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $1,732,180,663. Net unrealized appreciation aggregated $62,406,753, of which $208,417,037 related to appreciated investment securities and $146,010,284 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class O

December 31, 2010

1.811319.106

DESIO-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 0.2%
General Motors Co.	125,000	$ 4,607,500
Hotels, Restaurants & Leisure - 1.7%
Country Style Cooking Restaurant Chain Co. Ltd. ADR (e)	75,000	1,725,000
Denny's Corp. (a)	2,300,000	8,234,000
McCormick & Schmick's Seafood Restaurants (a)(f)	1,000,000	9,090,000
Ruth's Hospitality Group, Inc. (a)	1,100,000	5,093,000
Sonic Corp. (a)	275,000	2,783,000
Wendy's/Arby's Group, Inc.	500,000	2,310,000
Whistler Blackcomb Holdings, Inc.	75,000	913,717
		30,148,717
Household Durables - 0.4%
KB Home (e)	500,000	6,745,000
Media - 4.1%
Comcast Corp. Class A	1,500,000	32,955,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	674,588	3,521,349
The Walt Disney Co.	500,000	18,755,000
Time Warner, Inc.	550,000	17,693,500
		72,924,849
Multiline Retail - 0.5%
Big Lots, Inc. (a)	175,000	5,330,500
Dollar General Corp. (a)	140,600	4,312,202
		9,642,702
Specialty Retail - 2.1%
Best Buy Co., Inc.	175,000	6,000,750
Lowe's Companies, Inc.	500,000	12,540,000
Lumber Liquidators Holdings, Inc. (a)	62,100	1,546,911
Office Depot, Inc. (a)	700,000	3,780,000
Sonic Automotive, Inc. Class A (sub. vtg.)	371,120	4,913,629
Staples, Inc.	400,000	9,108,000
		37,889,290
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	150,000	3,810,000
Liz Claiborne, Inc. (a)(e)	500,000	3,580,000
		7,390,000
TOTAL CONSUMER DISCRETIONARY		169,348,058
CONSUMER STAPLES - 10.4%
Beverages - 3.6%
Anheuser-Busch InBev SA NV	50,000	2,861,180
PepsiCo, Inc.	500,000	32,665,000
The Coca-Cola Co.	435,000	28,609,950
		64,136,130
Food & Staples Retailing - 2.9%
CVS Caremark Corp.	675,000	23,469,750

	Shares	Value
Drogasil SA	300,000	$ 2,440,421
Wal-Mart Stores, Inc.	500,000	26,965,000
		52,875,171
Food Products - 1.9%
Archer Daniels Midland Co.	250,000	7,520,000
Danone	75,000	4,714,930
Kellogg Co.	50,000	2,554,000
The J.M. Smucker Co.	125,000	8,206,250
Unilever NV unit	350,000	10,990,000
		33,985,180
Household Products - 1.5%
Colgate-Palmolive Co.	150,000	12,055,500
Procter & Gamble Co.	225,000	14,474,250
		26,529,750
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	125,000	9,712,500
TOTAL CONSUMER STAPLES		187,238,731
ENERGY - 12.1%
Energy Equipment & Services - 1.7%
Noble Corp.	275,000	9,836,750
North American Energy Partners, Inc. (a)	900,000	11,034,002
Weatherford International Ltd. (a)	425,000	9,690,000
		30,560,752
Oil, Gas & Consumable Fuels - 10.4%
Amyris, Inc.	150,000	4,002,000
Chesapeake Energy Corp.	200,000	5,182,000
Chevron Corp.	550,000	50,187,500
Clean Energy Fuels Corp. (a)(e)	75,000	1,038,000
EXCO Resources, Inc.	450,000	8,739,000
Exxon Mobil Corp.	1,075,000	78,604,000
PetroBakken Energy Ltd. Class A (e)	100,000	2,176,878
Petrohawk Energy Corp. (a)	75,000	1,368,750
Plains Exploration & Production Co. (a)	125,000	4,017,500
Southwestern Energy Co. (a)	200,000	7,486,000
Suncor Energy, Inc.	600,000	23,030,182
		185,831,810
TOTAL ENERGY		216,392,562
FINANCIALS - 19.2%
Capital Markets - 1.8%
Ashmore Group PLC	500,000	2,614,031
Bank of New York Mellon Corp.	350,000	10,570,000
Morgan Stanley	700,000	19,047,000
		32,231,031
Commercial Banks - 6.7%
Alliance Financial Corp.	185,800	6,010,630
BB&T Corp.	325,000	8,544,250
Citizens Banking Corp., Michigan (a)	1,000,000	615,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	125,000	$ 5,280,000
M&T Bank Corp.	75,000	6,528,750
Marshall & Ilsley Corp.	750,000	5,190,000
PNC Financial Services Group, Inc.	125,000	7,590,000
Regions Financial Corp.	1,000,000	7,000,000
SunTrust Banks, Inc.	150,000	4,426,500
Susquehanna Bancshares, Inc., Pennsylvania	450,000	4,356,000
Wells Fargo & Co.	2,100,000	65,079,000
		120,620,130
Diversified Financial Services - 7.7%
Bank of America Corp.	2,000,000	26,680,000
Citigroup, Inc. (a)	5,000,000	23,650,000
JPMorgan Chase & Co.	1,550,000	65,751,000
KKR Financial Holdings LLC	2,350,000	21,855,000
		137,936,000
Insurance - 2.1%
ACE Ltd.	125,000	7,781,250
Allstate Corp.	250,000	7,970,000
First American Financial Corp.	100,000	1,494,000
Genworth Financial, Inc. Class A (a)	400,000	5,256,000
Hanover Insurance Group, Inc.	100,000	4,672,000
RenaissanceRe Holdings Ltd.	160,000	10,190,400
		37,363,650
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	300,000	3,057,000
Radian Group, Inc.	1,733,400	13,988,538
		17,045,538
TOTAL FINANCIALS		345,196,349
HEALTH CARE - 10.8%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	150,000	1,479,000
Amgen, Inc. (a)	225,000	12,352,500
Gilead Sciences, Inc. (a)	300,000	10,872,000
PDL BioPharma, Inc.	700,000	4,361,000
SIGA Technologies, Inc. (a)(e)	300,000	4,200,000
		33,264,500
Health Care Equipment & Supplies - 0.2%
Meridian Bioscience, Inc.	175,000	4,053,000
Health Care Providers & Services - 3.2%
Emeritus Corp. (a)	64,203	1,265,441
Express Scripts, Inc. (a)	150,000	8,107,500
McKesson Corp.	275,000	19,354,500
Medco Health Solutions, Inc. (a)	175,000	10,722,250
Quest Diagnostics, Inc.	100,000	5,397,000

	Shares	Value
UnitedHealth Group, Inc.	125,000	$ 4,513,750
WellPoint, Inc. (a)	125,000	7,107,500
		56,467,941
Health Care Technology - 0.2%
MedAssets, Inc. (a)	150,000	3,028,500
Life Sciences Tools & Services - 0.2%
Covance, Inc. (a)	50,000	2,570,500
Pacific Biosciences of California, Inc. (e)	100,000	1,591,000
		4,161,500
Pharmaceuticals - 5.1%
Elan Corp. PLC sponsored ADR (a)	500,000	2,865,000
GlaxoSmithKline PLC sponsored ADR	100,000	3,922,000
Johnson & Johnson	450,000	27,832,500
Merck & Co., Inc.	725,000	26,129,000
Pfizer, Inc.	1,800,000	31,518,000
		92,266,500
TOTAL HEALTH CARE		193,241,941
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	375,000	19,935,000
United Technologies Corp.	125,000	9,840,000
		29,775,000
Airlines - 0.2%
Delta Air Lines, Inc. (a)	325,000	4,095,000
Building Products - 1.1%
Lennox International, Inc.	100,000	4,729,000
Masco Corp.	375,000	4,747,500
Owens Corning (a)	200,000	6,230,000
Universal Forest Products, Inc.	100,000	3,890,000
		19,596,500
Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	400,000	6,876,000
Iron Mountain, Inc.	175,000	4,376,750
Standard Parking Corp. (a)	200,000	3,778,000
		15,030,750
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	250,000	4,980,000
Electrical Equipment - 0.5%
Babcock & Wilcox Co. (a)	75,000	1,919,250
General Cable Corp. (a)	125,000	4,386,250
Polypore International, Inc. (a)	50,000	2,036,500
		8,342,000
Industrial Conglomerates - 0.8%
General Electric Co.	750,000	13,717,500
Machinery - 0.8%
Douglas Dynamics, Inc.	175,000	2,651,250
Ingersoll-Rand Co. Ltd.	175,000	8,240,750
WABCO Holdings, Inc. (a)	50,000	3,046,500
		13,938,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.5%
Acacia Research Corp. - Acacia Technologies (a)	350,000	$ 9,079,000
Road & Rail - 0.4%
CSX Corp.	125,000	8,076,250
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	70,000	3,696,000
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	250,000	2,607,500
TOTAL INDUSTRIALS		132,934,000
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	1,800,000	36,414,000
Juniper Networks, Inc. (a)	250,000	9,230,000
		45,644,000
Computers & Peripherals - 3.6%
Apple, Inc. (a)	165,000	53,222,400
Hewlett-Packard Co.	250,000	10,525,000
		63,747,400
Electronic Equipment & Components - 2.7%
Corning, Inc.	2,250,000	43,470,000
Fabrinet (a)	250,000	5,375,000
		48,845,000
Internet Software & Services - 2.3%
eBay, Inc. (a)	350,000	9,740,500
Google, Inc. Class A (a)	40,000	23,758,800
SciQuest, Inc.	525,000	6,830,250
		40,329,550
IT Services - 6.2%
Cognizant Technology Solutions Corp. Class A (a)	100,000	7,329,000
International Business Machines Corp.	250,000	36,690,000
MasterCard, Inc. Class A	150,000	33,616,500
Paychex, Inc.	650,000	20,091,500
Visa, Inc. Class A	200,000	14,076,000
		111,803,000
Semiconductors & Semiconductor Equipment - 5.0%
ASM International NV unit (a)	150,000	5,253,000
ASML Holding NV	175,000	6,709,500
Ceva, Inc. (a)	75,000	1,537,500
KLA-Tencor Corp.	225,000	8,694,000
Lam Research Corp. (a)	325,000	16,828,500
National Semiconductor Corp.	400,000	5,504,000
NXP Semiconductors NV	150,000	3,139,500
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,000,000	5,950,000
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000,000	17,032,212

	Shares	Value
Teradyne, Inc. (a)	700,000	$ 9,828,000
Texas Instruments, Inc.	300,000	9,750,000
		90,226,212
Software - 1.5%
Autonomy Corp. PLC (a)	700,000	16,436,180
CA, Inc.	175,000	4,277,000
Nuance Communications, Inc. (a)	325,000	5,908,500
		26,621,680
TOTAL INFORMATION TECHNOLOGY		427,216,842
MATERIALS - 1.3%
Chemicals - 0.6%
Ecolab, Inc.	200,000	10,084,000
Metals & Mining - 0.7%
Gem Diamonds Ltd. (a)	850,000	3,345,157
Nucor Corp.	200,000	8,764,000
		12,109,157
TOTAL MATERIALS		22,193,157
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	1,500,000	6,345,000
UTILITIES - 0.7%
Electric Utilities - 0.2%
Entergy Corp.	50,000	3,541,500
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	450,000	5,481,000
NRG Energy, Inc. (a)	200,000	3,908,000
		9,389,000
TOTAL UTILITIES		12,930,500
TOTAL COMMON STOCKS (Cost $1,640,705,377)		1,713,037,140
Nonconvertible Preferred Stocks - 1.6%

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.6%
Porsche Automobil Holding SE	200,000	15,953,084
Volkswagen AG	80,000	12,984,944
		28,938,028
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,851,139)		28,938,028
Convertible Bonds - 0.0%
	Principal Amount	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d) (Cost $118,855)	$ 2,950,000	$ 0
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	45,366,123	45,366,123
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	7,246,125	7,246,125
TOTAL MONEY MARKET FUNDS (Cost $52,612,248)		52,612,248
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,716,287,619)	1,794,587,416
NET OTHER ASSETS (LIABILITIES) - 0.0%	417,668
NET ASSETS - 100%	$ 1,795,005,084
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,293
Fidelity Securities Lending Cash Central Fund	20,481
Total	$ 39,774
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 7,002,000	$ 1,125,412	$ 221,174	$ -	$ 9,090,000
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 198,286,086	$ 198,286,086	$ -	$ -
Consumer Staples	187,238,731	187,238,731	-	-
Energy	216,392,562	216,392,562	-	-
Financials	345,196,349	345,196,349	-	-
Health Care	193,241,941	193,241,941	-	-
Industrials	132,934,000	132,934,000	-	-
Information Technology	427,216,842	410,184,630	17,032,212	-
Materials	22,193,157	22,193,157	-	-
Telecommunication Services	6,345,000	6,345,000	-	-
Utilities	12,930,500	12,930,500	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	52,612,248	52,612,248	-	-
Total Investments in Securities:	$ 1,794,587,416	$ 1,777,555,204	$ 17,032,212	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $1,732,180,663. Net unrealized appreciation aggregated $62,406,753, of which $208,417,037 related to appreciated investment securities and $146,010,284 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class A

December 31, 2010

1.811326.106

DESIIN-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 21.6%
Auto Components - 1.0%
Lear Corp. (a)	50,000	$ 4,935,500
Magna International, Inc. Class A (sub. vtg.)	30,000	1,561,516
TRW Automotive Holdings Corp. (a)	460,200	24,252,540
		30,749,556
Automobiles - 1.2%
Bajaj Auto Ltd.	250,000	8,616,159
Ford Motor Co. (a)	1,478,500	24,824,015
Tesla Motors, Inc. (a)(d)	100,000	2,663,000
		36,103,174
Distributors - 0.3%
Silver Base Group Holdings Ltd.	6,791,000	6,037,415
Sparkle Roll Group Ltd.	20,000,000	3,705,372
		9,742,787
Diversified Consumer Services - 0.8%
Regis Corp.	500,000	8,300,000
Steiner Leisure Ltd. (a)	96,050	4,485,535
Stewart Enterprises, Inc. Class A	425,300	2,845,257
TAL Education Group ADR (d)	100,000	1,610,000
Xueda Education Group sponsored ADR	609,000	6,863,430
		24,104,222
Hotels, Restaurants & Leisure - 3.2%
Bravo Brio Restaurant Group, Inc.	96,700	1,853,739
Ctrip.com International Ltd. sponsored ADR (a)	585,516	23,684,122
Gourmet Master Co. Ltd.	284,000	2,852,657
Las Vegas Sands Corp. (a)	440,000	20,218,000
McDonald's Corp.	250,000	19,190,000
O'Charleys, Inc. (a)	100,000	720,000
Starbucks Corp.	300,000	9,639,000
Starwood Hotels & Resorts Worldwide, Inc.	120,000	7,293,600
Wyndham Worldwide Corp.	354,390	10,617,524
		96,068,642
Household Durables - 0.0%
PulteGroup, Inc. (a)	180,500	1,357,360
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	175,100	31,518,000
Priceline.com, Inc. (a)	20,000	7,991,000
Start Today Co. Ltd.	1,572	6,281,032
		45,790,032
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	258,600	12,200,748
Media - 3.4%
Kabel Deutschland Holding AG	510,323	23,795,277
Naspers Ltd. Class N	55,000	3,220,717
Omnicom Group, Inc.	100,000	4,580,000
Sun TV Ltd.	820,000	9,644,685
The Walt Disney Co.	450,000	16,879,500

	Shares	Value
Time Warner, Inc.	100,000	$ 3,217,000
Viacom, Inc. Class B (non-vtg.)	254,600	10,084,706
Virgin Media, Inc. (d)	1,001,566	27,282,658
WPP PLC	250,000	3,092,744
		101,797,287
Multiline Retail - 1.4%
Dollar General Corp. (a)	196,500	6,026,655
Dollar Tree, Inc. (a)	60,000	3,364,800
Dollarama, Inc. (a)	481,000	13,885,481
Droga Raia SA	91,000	1,394,981
Macy's, Inc.	275,000	6,957,500
Maoye International Holdings Ltd.	10,648,000	4,808,553
Target Corp.	100,000	6,013,000
		42,450,970
Specialty Retail - 2.9%
Ace Hardware Indonesia Tbk PT	1,680,500	550,220
Belle International Holdings Ltd.	4,960,000	8,385,256
Carphone Warehouse Group PLC (a)	9,100	56,115
China ZhengTong Auto Services Holdings Ltd.	504,000	475,307
Dick's Sporting Goods, Inc. (a)	53,187	1,994,513
Express, Inc.	219,400	4,124,720
Guess?, Inc.	200,000	9,464,000
Hengdeli Holdings Ltd.	7,862,000	4,683,314
I.T Ltd.	5,000,000	3,789,000
New York & Co., Inc. (a)	300,000	1,326,000
Ross Stores, Inc.	357,485	22,610,926
Tiffany & Co., Inc.	150,000	9,340,500
TJX Companies, Inc.	499,000	22,150,610
		88,950,481
Textiles, Apparel & Luxury Goods - 5.5%
Bosideng International Holdings Ltd.	15,000,000	5,982,631
China Xiniya Fashion Ltd. ADR	11,100	101,676
Christian Dior SA	105,000	15,007,156
Coach, Inc.	275,000	15,210,250
Daphne International Holdings Ltd.	3,000,000	2,809,907
Gildan Activewear, Inc.	100,000	2,842,675
Iconix Brand Group, Inc. (a)	499,081	9,637,254
NIKE, Inc. Class B	205,000	17,511,100
Pandora A/S	277,500	16,723,464
Peak Sport Products Co. Ltd. (d)	3,027,000	1,986,195
Phillips-Van Heusen Corp.	266,900	16,817,369
Polo Ralph Lauren Corp. Class A	129,500	14,364,140
R.G. Barry Corp.	167,882	1,866,848
Steven Madden Ltd. (a)	248,602	10,371,675
Vera Bradley, Inc.	57,443	1,895,619
VF Corp.	124,753	10,751,214
Warnaco Group, Inc. (a)	276,900	15,248,883
Yue Yuen Industrial (Holdings) Ltd.	2,000,000	7,192,023
		166,320,079
TOTAL CONSUMER DISCRETIONARY		655,635,338
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.6%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	260,766	$ 14,921,969
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	856
Constellation Brands, Inc. Class A (sub. vtg.) (a)	605,000	13,400,750
Dr Pepper Snapple Group, Inc.	302,400	10,632,384
United Breweries Ltd.	63,029	710,957
		39,666,916
Food & Staples Retailing - 0.9%
Drogasil SA	775,200	6,306,047
Fresh Market, Inc.	352,800	14,535,360
Whole Foods Market, Inc.	99,700	5,043,823
		25,885,230
Food Products - 1.2%
BioExx Specialty Proteins Ltd. (a)	2,000,000	4,712,724
Chiquita Brands International, Inc. (a)	50,238	704,337
Diamond Foods, Inc. (d)	199,300	10,598,774
Fresh Del Monte Produce, Inc.	474,545	11,839,898
Orion Corp.	10,000	3,442,587
TreeHouse Foods, Inc. (a)	101,500	5,185,635
		36,483,955
Household Products - 0.4%
Procter & Gamble Co.	200,000	12,866,000
Personal Products - 1.8%
Herbalife Ltd.	448,530	30,665,996
Natura Cosmeticos SA	330,000	9,483,113
Nu Skin Enterprises, Inc. Class A	525,500	15,901,630
		56,050,739
TOTAL CONSUMER STAPLES		170,952,840
ENERGY - 10.4%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	178,834	10,223,940
Halliburton Co.	370,000	15,107,100
Nabors Industries Ltd. (a)	505,900	11,868,414
National Oilwell Varco, Inc.	250,000	16,812,500
Rowan Companies, Inc. (a)	100,000	3,491,000
Schlumberger Ltd.	225,000	18,787,500
		76,290,454
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	186,400	14,196,224
Apache Corp.	200,800	23,941,384
Chevron Corp.	471,400	43,015,250
Concho Resources, Inc. (a)	110,000	9,643,700
ConocoPhillips	166,600	11,345,460
Energy Partners Ltd. (a)	200,000	2,972,000
Falkland Oil & Gas Ltd. (a)(d)	1,507,598	2,434,402
Holly Corp.	240,000	9,784,800
Madalena Ventures, Inc. (a)	1,000,000	822,220

	Shares	Value
Marathon Oil Corp.	1,080,900	$ 40,025,727
Massey Energy Co.	322,000	17,275,300
Occidental Petroleum Corp.	330,500	32,422,050
Southern Union Co.	351,800	8,467,826
Sunoco, Inc.	100,000	4,031,000
Tesoro Corp.	350,000	6,489,000
Uranium One, Inc.	1,840,000	8,782,112
Uranium Participation Corp. (a)	400,000	3,176,577
		238,825,032
TOTAL ENERGY		315,115,486
FINANCIALS - 8.8%
Capital Markets - 0.7%
Ameriprise Financial, Inc.	210,000	12,085,500
Evercore Partners, Inc. Class A	80,800	2,747,200
Janus Capital Group, Inc.	589,077	7,640,329
		22,473,029
Commercial Banks - 1.6%
HDFC Bank Ltd.	114,785	5,972,758
HDFC Bank Ltd. sponsored ADR	20,000	3,342,200
Huntington Bancshares, Inc.	797,600	5,479,512
SVB Financial Group (a)	100,000	5,305,000
Wells Fargo & Co.	883,950	27,393,611
		47,493,081
Diversified Financial Services - 3.2%
Bank of America Corp.	250,000	3,335,000
Citigroup, Inc. (a)	16,581,600	78,430,968
JPMorgan Chase & Co.	280,600	11,903,052
NBH Holdings Corp. Class A (a)(e)	146,800	2,862,600
		96,531,620
Insurance - 1.8%
Berkshire Hathaway, Inc. Class A (a)	66	7,949,700
Genworth Financial, Inc. Class A (a)	900,000	11,826,000
Lincoln National Corp.	383,400	10,662,354
Loews Corp.	231,700	9,015,447
Manulife Financial Corp.	250,000	4,299,108
Phoenix Group Holdings (Reg. S)	450,000	3,431,706
Platinum Underwriters Holdings Ltd.	98,167	4,414,570
Protective Life Corp.	146,200	3,894,768
		55,493,653
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	639,258	11,187,015
HCP, Inc.	69,100	2,542,189
ProLogis Trust	282,400	4,077,856
Sunstone Hotel Investors, Inc. (a)	415,000	4,286,950
Suntec (REIT)	1,000,000	1,168,907
		23,262,917
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	247,400	5,066,752
Global Logistic Properties Ltd.	1,653,000	2,782,373
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Iguatemi Empresa de Shopping Centers SA	344,300	$ 8,609,834
Wharf Holdings Ltd.	200,000	1,538,758
		17,997,717
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	105,000	1,710,411
TOTAL FINANCIALS		264,962,428
HEALTH CARE - 5.2%
Biotechnology - 0.8%
Alexion Pharmaceuticals, Inc. (a)	57,556	4,636,136
AVEO Pharmaceuticals, Inc. (f)	404,600	5,915,252
Dynavax Technologies Corp. (a)	1,935,211	6,192,675
ImmunoGen, Inc. (a)	99,600	922,296
Micromet, Inc. (a)	480,592	3,902,407
ZIOPHARM Oncology, Inc. (a)	300,000	1,398,000
		22,966,766
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	419,800	3,177,886
C. R. Bard, Inc.	135,000	12,388,950
Covidien PLC	150,600	6,876,396
Symmetry Medical, Inc. (a)	250,000	2,312,500
		24,755,732
Health Care Providers & Services - 1.9%
Express Scripts, Inc. (a)	368,072	19,894,292
Hanger Orthopedic Group, Inc. (a)	724,450	15,351,096
McKesson Corp.	140,000	9,853,200
Medco Health Solutions, Inc. (a)	225,600	13,822,512
		58,921,100
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc. (a)	260,000	10,771,800
Life Technologies Corp. (a)	120,000	6,660,000
QIAGEN NV (a)	200,000	3,910,000
		21,341,800
Pharmaceuticals - 1.0%
Hospira, Inc. (a)	54,300	3,023,967
Otsuka Holdings Co. Ltd.	330,600	8,141,353
PT Kalbe Farma Tbk	5,000,000	1,803,555
Valeant Pharmaceuticals International, Inc.	568,090	16,109,080
		29,077,955
TOTAL HEALTH CARE		157,063,353
INDUSTRIALS - 14.6%
Aerospace & Defense - 3.8%
Esterline Technologies Corp. (a)	325,000	22,291,750
GeoEye, Inc. (a)	100,000	4,239,000
Goodrich Corp.	65,000	5,724,550

	Shares	Value
Honeywell International, Inc.	564,567	$ 30,012,382
Precision Castparts Corp.	140,700	19,586,847
United Technologies Corp.	443,000	34,872,960
		116,727,489
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	160,000	11,612,800
Airlines - 0.5%
Delta Air Lines, Inc. (a)	850,000	10,710,000
United Continental Holdings, Inc. (a)	220,000	5,240,400
		15,950,400
Building Products - 0.4%
Armstrong World Industries, Inc.	100,000	4,300,000
Owens Corning (a)	266,900	8,313,935
		12,613,935
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	1,500,000	12,780,000
United Stationers, Inc. (a)	180,700	11,530,467
		24,310,467
Construction & Engineering - 1.5%
EMCOR Group, Inc. (a)	330,000	9,563,400
Fluor Corp.	286,400	18,976,864
Furmanite Corp. (a)	1,000,000	6,910,000
Jacobs Engineering Group, Inc. (a)	103,500	4,745,475
MYR Group, Inc. (a)	120,000	2,520,000
Orion Marine Group, Inc. (a)	179,300	2,079,880
		44,795,619
Electrical Equipment - 0.9%
3W Power Holdings SA warrants 9/1/12 (a)	1,105,000	295,477
Fushi Copperweld, Inc. (a)	203,500	1,807,080
GrafTech International Ltd. (a)	221,900	4,402,496
Polypore International, Inc. (a)	100,000	4,073,000
Regal-Beloit Corp.	235,967	15,753,157
		26,331,210
Industrial Conglomerates - 0.5%
Max India Ltd. (a)	800,000	2,640,872
Textron, Inc.	489,000	11,559,960
		14,200,832
Machinery - 2.5%
Caterpillar, Inc.	309,500	28,987,770
Commercial Vehicle Group, Inc. (a)	349,869	5,685,371
Cummins, Inc.	80,000	8,800,800
Hardinge, Inc.	533,240	5,193,758
Ingersoll-Rand Co. Ltd.	260,000	12,243,400
Jain Irrigation Systems Ltd.	301,378	1,416,822
Pall Corp.	200,000	9,916,000
Parker Hannifin Corp.	50,000	4,315,000
		76,558,921
Road & Rail - 2.3%
CSX Corp.	333,400	21,540,974
Norfolk Southern Corp.	248,900	15,635,898
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Swift Transporation Co.	763,100	$ 9,546,381
Union Pacific Corp.	237,600	22,016,016
		68,739,269
Trading Companies & Distributors - 1.0%
Interline Brands, Inc. (a)	325,008	7,400,432
WESCO International, Inc. (a)	442,500	23,364,000
		30,764,432
TOTAL INDUSTRIALS		442,605,374
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 0.9%
DG FastChannel, Inc. (a)	300,000	8,664,000
DragonWave, Inc. (a)	258,600	2,183,307
F5 Networks, Inc. (a)	25,000	3,254,000
Juniper Networks, Inc. (a)	100,000	3,692,000
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	694,300	8,005,279
		25,798,586
Computers & Peripherals - 3.6%
Apple, Inc. (a)	324,300	104,606,206
SanDisk Corp. (a)	100,000	4,986,000
		109,592,206
Electronic Equipment & Components - 1.1%
Corning, Inc.	600,000	11,592,000
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,240,000	9,022,969
Jabil Circuit, Inc.	200,000	4,018,000
SYNNEX Corp. (a)	162,900	5,082,480
Vishay Precision Group, Inc. (a)	100,000	1,884,000
		31,599,449
Internet Software & Services - 5.6%
Baidu.com, Inc. sponsored ADR (a)	275,000	26,545,750
eBay, Inc. (a)	1,165,903	32,447,080
Equinix, Inc. (a)	107,500	8,735,450
Google, Inc. Class A (a)	74,000	43,953,780
Mail.ru Group Ltd. GDR unit (a)(e)	258,100	9,291,600
Monster Worldwide, Inc. (a)	130,000	3,071,900
Open Text Corp. (a)	214,600	9,840,227
Rackspace Hosting, Inc. (a)(d)	250,000	7,852,500
Sina Corp. (a)	185,000	12,731,700
Support.com, Inc. (a)	900,000	5,832,000
Tencent Holdings Ltd.	439,700	9,554,883
		169,856,870
IT Services - 1.9%
Acxiom Corp. (a)	670,000	11,490,500
Cardtronics, Inc. (a)	240,500	4,256,850
Cognizant Technology Solutions Corp. Class A (a)	50,000	3,664,500
Convergys Corp. (a)	250,000	3,292,500

	Shares	Value
iGate Corp.	64,399	$ 1,269,304
International Business Machines Corp.	237,000	34,782,120
		58,755,774
Semiconductors & Semiconductor Equipment - 2.8%
ARM Holdings PLC	3,500,000	23,904,476
ARM Holdings PLC sponsored ADR (d)	1,610,700	33,422,025
Avago Technologies Ltd.	578,800	16,478,436
Broadcom Corp. Class A	100,000	4,355,000
Kulicke & Soffa Industries, Inc. (a)	500,000	3,600,000
Micronas Semiconductor Holding AG (a)	300,000	3,532,056
		85,291,993
Software - 4.8%
Autodesk, Inc. (a)	290,000	11,078,000
Autonomy Corp. PLC (a)	785,400	18,441,394
BMC Software, Inc. (a)	247,200	11,653,008
Citrix Systems, Inc. (a)	246,900	16,890,429
CommVault Systems, Inc. (a)	90,000	2,575,800
Informatica Corp. (a)	13,558	596,959
Intuit, Inc. (a)	70,000	3,451,000
Longtop Financial Technologies Ltd. ADR (a)	85,101	3,078,954
MICROS Systems, Inc. (a)	300,000	13,158,000
Oracle Corp.	600,000	18,780,000
Red Hat, Inc. (a)	100,000	4,565,000
salesforce.com, Inc. (a)	75,100	9,913,200
Solera Holdings, Inc.	277,000	14,215,640
Taleo Corp. Class A (a)	114,200	3,157,630
Totvs SA	60,000	6,110,090
VanceInfo Technologies, Inc. ADR (a)	156,400	5,402,056
VMware, Inc. Class A (a)	20,000	1,778,200
		144,845,360
TOTAL INFORMATION TECHNOLOGY		625,740,238
MATERIALS - 10.4%
Chemicals - 2.3%
Agrium, Inc.	50,000	4,587,386
Ashland, Inc.	255,000	12,969,300
Dow Chemical Co.	109,100	3,724,674
Grasim Industries Ltd.	187	10,240
Huabao International Holdings Ltd.	3,500,000	5,664,844
LyondellBasell Industries NV Class A (a)	148,836	5,119,958
Neo Material Technologies, Inc. (a)	2,430,600	19,107,494
The Mosaic Co.	109,893	8,391,429
Westlake Chemical Corp.	200,000	8,694,000
		68,269,325
Containers & Packaging - 0.4%
Boise, Inc.	1,095,000	8,683,350
Lock & Lock Co. Ltd.	100,000	3,224,081
		11,907,431
Metals & Mining - 7.7%
Alamos Gold, Inc.	100,000	1,897,122
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Allied Nevada Gold Corp. (a)	120,000	$ 3,157,200
Amazon Mining Holding PLC (a)	200,000	1,267,422
Barrick Gold Corp.	587,300	31,281,837
Carpenter Technology Corp.	225,300	9,066,072
Coeur d'Alene Mines Corp. (a)	800,000	21,856,000
Compania de Minas Buenaventura SA sponsored ADR	58,000	2,839,680
Compass Minerals International, Inc.	110,000	9,819,700
Endeavour Silver Corp. (a)(e)	1,000,000	7,319,763
First Quantum Minerals Ltd.	97,000	10,504,362
Freeport-McMoRan Copper & Gold, Inc.	111,500	13,390,035
Grande Cache Coal Corp. (a)	256,927	2,697,308
Lake Shore Gold Corp. (a)(e)	1,000,000	4,171,262
Mongolian Mining Corp.	2,200,000	2,567,256
Newcrest Mining Ltd.	859,787	35,524,291
Noranda Income Fund Class A priority units (a)	400,000	1,853,003
Northern Dynasty Minerals Ltd. (a)	600,000	8,603,229
Pan American Silver Corp.	185,000	7,623,851
Sabina Gold & Silver Corp. (a)	2,000,000	11,250,376
SEMAFO, Inc. (a)	200,000	2,155,821
Silver Standard Resources, Inc. (a)	418,300	11,804,428
Silver Wheaton Corp. (a)	309,000	12,077,429
United States Steel Corp. (d)	380,000	22,199,600
		234,927,047
TOTAL MATERIALS		315,103,803
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AboveNet, Inc.	100,000	5,846,000
AT&T, Inc.	100,000	2,938,000
Qwest Communications International, Inc.	2,453,000	18,667,330
Verizon Communications, Inc.	100,000	3,578,000
		31,029,330
Wireless Telecommunication Services - 0.5%
SOFTBANK CORP.	220,000	7,614,603
Sprint Nextel Corp. (a)	1,587,000	6,713,010
		14,327,613
TOTAL TELECOMMUNICATION SERVICES		45,356,943
TOTAL COMMON STOCKS (Cost $2,448,014,994)		2,992,535,803
Nonconvertible Preferred Stocks - 0.7%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE	140,000	$ 11,167,159
Volkswagen AG	63,300	10,274,337
		21,441,496
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,741,235)		21,441,496
Money Market Funds - 1.4%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $43,704,633)	43,704,633	43,704,633
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,511,460,862)		3,057,681,932
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(27,087,253)
NET ASSETS - 100%		$ 3,030,594,679
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,645,225 or 0.8% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,915,252 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 5,462,100
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,067
Fidelity Securities Lending Cash Central Fund	327,874
Total	$ 335,941
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 677,076,834	$ 673,984,090	$ 3,092,744	$ -
Consumer Staples	170,952,840	170,952,840	-	-
Energy	315,115,486	315,115,486	-	-
Financials	264,962,428	252,695,364	9,404,464	2,862,600
Health Care	157,063,353	157,063,353	-	-
Industrials	442,605,374	442,605,374	-	-
Information Technology	625,740,238	601,835,762	23,904,476	-
Materials	315,103,803	315,093,563	10,240	-
Telecommunication Services	45,356,943	45,356,943	-	-
Money Market Funds	43,704,633	43,704,633	-	-
Total Investments in Securities:	$ 3,057,681,932	$ 3,018,407,408	$ 36,411,924	$ 2,862,600
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,862,600
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,862,600
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $2,523,657,443. Net unrealized appreciation aggregated $534,024,489, of which $589,070,760 related to appreciated investment securities and $55,046,271 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class O

December 31, 2010

1.811327.106

DESIIO-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 21.6%
Auto Components - 1.0%
Lear Corp. (a)	50,000	$ 4,935,500
Magna International, Inc. Class A (sub. vtg.)	30,000	1,561,516
TRW Automotive Holdings Corp. (a)	460,200	24,252,540
		30,749,556
Automobiles - 1.2%
Bajaj Auto Ltd.	250,000	8,616,159
Ford Motor Co. (a)	1,478,500	24,824,015
Tesla Motors, Inc. (a)(d)	100,000	2,663,000
		36,103,174
Distributors - 0.3%
Silver Base Group Holdings Ltd.	6,791,000	6,037,415
Sparkle Roll Group Ltd.	20,000,000	3,705,372
		9,742,787
Diversified Consumer Services - 0.8%
Regis Corp.	500,000	8,300,000
Steiner Leisure Ltd. (a)	96,050	4,485,535
Stewart Enterprises, Inc. Class A	425,300	2,845,257
TAL Education Group ADR (d)	100,000	1,610,000
Xueda Education Group sponsored ADR	609,000	6,863,430
		24,104,222
Hotels, Restaurants & Leisure - 3.2%
Bravo Brio Restaurant Group, Inc.	96,700	1,853,739
Ctrip.com International Ltd. sponsored ADR (a)	585,516	23,684,122
Gourmet Master Co. Ltd.	284,000	2,852,657
Las Vegas Sands Corp. (a)	440,000	20,218,000
McDonald's Corp.	250,000	19,190,000
O'Charleys, Inc. (a)	100,000	720,000
Starbucks Corp.	300,000	9,639,000
Starwood Hotels & Resorts Worldwide, Inc.	120,000	7,293,600
Wyndham Worldwide Corp.	354,390	10,617,524
		96,068,642
Household Durables - 0.0%
PulteGroup, Inc. (a)	180,500	1,357,360
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	175,100	31,518,000
Priceline.com, Inc. (a)	20,000	7,991,000
Start Today Co. Ltd.	1,572	6,281,032
		45,790,032
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	258,600	12,200,748
Media - 3.4%
Kabel Deutschland Holding AG	510,323	23,795,277
Naspers Ltd. Class N	55,000	3,220,717
Omnicom Group, Inc.	100,000	4,580,000
Sun TV Ltd.	820,000	9,644,685
The Walt Disney Co.	450,000	16,879,500

	Shares	Value
Time Warner, Inc.	100,000	$ 3,217,000
Viacom, Inc. Class B (non-vtg.)	254,600	10,084,706
Virgin Media, Inc. (d)	1,001,566	27,282,658
WPP PLC	250,000	3,092,744
		101,797,287
Multiline Retail - 1.4%
Dollar General Corp. (a)	196,500	6,026,655
Dollar Tree, Inc. (a)	60,000	3,364,800
Dollarama, Inc. (a)	481,000	13,885,481
Droga Raia SA	91,000	1,394,981
Macy's, Inc.	275,000	6,957,500
Maoye International Holdings Ltd.	10,648,000	4,808,553
Target Corp.	100,000	6,013,000
		42,450,970
Specialty Retail - 2.9%
Ace Hardware Indonesia Tbk PT	1,680,500	550,220
Belle International Holdings Ltd.	4,960,000	8,385,256
Carphone Warehouse Group PLC (a)	9,100	56,115
China ZhengTong Auto Services Holdings Ltd.	504,000	475,307
Dick's Sporting Goods, Inc. (a)	53,187	1,994,513
Express, Inc.	219,400	4,124,720
Guess?, Inc.	200,000	9,464,000
Hengdeli Holdings Ltd.	7,862,000	4,683,314
I.T Ltd.	5,000,000	3,789,000
New York & Co., Inc. (a)	300,000	1,326,000
Ross Stores, Inc.	357,485	22,610,926
Tiffany & Co., Inc.	150,000	9,340,500
TJX Companies, Inc.	499,000	22,150,610
		88,950,481
Textiles, Apparel & Luxury Goods - 5.5%
Bosideng International Holdings Ltd.	15,000,000	5,982,631
China Xiniya Fashion Ltd. ADR	11,100	101,676
Christian Dior SA	105,000	15,007,156
Coach, Inc.	275,000	15,210,250
Daphne International Holdings Ltd.	3,000,000	2,809,907
Gildan Activewear, Inc.	100,000	2,842,675
Iconix Brand Group, Inc. (a)	499,081	9,637,254
NIKE, Inc. Class B	205,000	17,511,100
Pandora A/S	277,500	16,723,464
Peak Sport Products Co. Ltd. (d)	3,027,000	1,986,195
Phillips-Van Heusen Corp.	266,900	16,817,369
Polo Ralph Lauren Corp. Class A	129,500	14,364,140
R.G. Barry Corp.	167,882	1,866,848
Steven Madden Ltd. (a)	248,602	10,371,675
Vera Bradley, Inc.	57,443	1,895,619
VF Corp.	124,753	10,751,214
Warnaco Group, Inc. (a)	276,900	15,248,883
Yue Yuen Industrial (Holdings) Ltd.	2,000,000	7,192,023
		166,320,079
TOTAL CONSUMER DISCRETIONARY		655,635,338
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.6%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	260,766	$ 14,921,969
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	856
Constellation Brands, Inc. Class A (sub. vtg.) (a)	605,000	13,400,750
Dr Pepper Snapple Group, Inc.	302,400	10,632,384
United Breweries Ltd.	63,029	710,957
		39,666,916
Food & Staples Retailing - 0.9%
Drogasil SA	775,200	6,306,047
Fresh Market, Inc.	352,800	14,535,360
Whole Foods Market, Inc.	99,700	5,043,823
		25,885,230
Food Products - 1.2%
BioExx Specialty Proteins Ltd. (a)	2,000,000	4,712,724
Chiquita Brands International, Inc. (a)	50,238	704,337
Diamond Foods, Inc. (d)	199,300	10,598,774
Fresh Del Monte Produce, Inc.	474,545	11,839,898
Orion Corp.	10,000	3,442,587
TreeHouse Foods, Inc. (a)	101,500	5,185,635
		36,483,955
Household Products - 0.4%
Procter & Gamble Co.	200,000	12,866,000
Personal Products - 1.8%
Herbalife Ltd.	448,530	30,665,996
Natura Cosmeticos SA	330,000	9,483,113
Nu Skin Enterprises, Inc. Class A	525,500	15,901,630
		56,050,739
TOTAL CONSUMER STAPLES		170,952,840
ENERGY - 10.4%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	178,834	10,223,940
Halliburton Co.	370,000	15,107,100
Nabors Industries Ltd. (a)	505,900	11,868,414
National Oilwell Varco, Inc.	250,000	16,812,500
Rowan Companies, Inc. (a)	100,000	3,491,000
Schlumberger Ltd.	225,000	18,787,500
		76,290,454
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	186,400	14,196,224
Apache Corp.	200,800	23,941,384
Chevron Corp.	471,400	43,015,250
Concho Resources, Inc. (a)	110,000	9,643,700
ConocoPhillips	166,600	11,345,460
Energy Partners Ltd. (a)	200,000	2,972,000
Falkland Oil & Gas Ltd. (a)(d)	1,507,598	2,434,402
Holly Corp.	240,000	9,784,800
Madalena Ventures, Inc. (a)	1,000,000	822,220

	Shares	Value
Marathon Oil Corp.	1,080,900	$ 40,025,727
Massey Energy Co.	322,000	17,275,300
Occidental Petroleum Corp.	330,500	32,422,050
Southern Union Co.	351,800	8,467,826
Sunoco, Inc.	100,000	4,031,000
Tesoro Corp.	350,000	6,489,000
Uranium One, Inc.	1,840,000	8,782,112
Uranium Participation Corp. (a)	400,000	3,176,577
		238,825,032
TOTAL ENERGY		315,115,486
FINANCIALS - 8.8%
Capital Markets - 0.7%
Ameriprise Financial, Inc.	210,000	12,085,500
Evercore Partners, Inc. Class A	80,800	2,747,200
Janus Capital Group, Inc.	589,077	7,640,329
		22,473,029
Commercial Banks - 1.6%
HDFC Bank Ltd.	114,785	5,972,758
HDFC Bank Ltd. sponsored ADR	20,000	3,342,200
Huntington Bancshares, Inc.	797,600	5,479,512
SVB Financial Group (a)	100,000	5,305,000
Wells Fargo & Co.	883,950	27,393,611
		47,493,081
Diversified Financial Services - 3.2%
Bank of America Corp.	250,000	3,335,000
Citigroup, Inc. (a)	16,581,600	78,430,968
JPMorgan Chase & Co.	280,600	11,903,052
NBH Holdings Corp. Class A (a)(e)	146,800	2,862,600
		96,531,620
Insurance - 1.8%
Berkshire Hathaway, Inc. Class A (a)	66	7,949,700
Genworth Financial, Inc. Class A (a)	900,000	11,826,000
Lincoln National Corp.	383,400	10,662,354
Loews Corp.	231,700	9,015,447
Manulife Financial Corp.	250,000	4,299,108
Phoenix Group Holdings (Reg. S)	450,000	3,431,706
Platinum Underwriters Holdings Ltd.	98,167	4,414,570
Protective Life Corp.	146,200	3,894,768
		55,493,653
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	639,258	11,187,015
HCP, Inc.	69,100	2,542,189
ProLogis Trust	282,400	4,077,856
Sunstone Hotel Investors, Inc. (a)	415,000	4,286,950
Suntec (REIT)	1,000,000	1,168,907
		23,262,917
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	247,400	5,066,752
Global Logistic Properties Ltd.	1,653,000	2,782,373
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Iguatemi Empresa de Shopping Centers SA	344,300	$ 8,609,834
Wharf Holdings Ltd.	200,000	1,538,758
		17,997,717
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	105,000	1,710,411
TOTAL FINANCIALS		264,962,428
HEALTH CARE - 5.2%
Biotechnology - 0.8%
Alexion Pharmaceuticals, Inc. (a)	57,556	4,636,136
AVEO Pharmaceuticals, Inc. (f)	404,600	5,915,252
Dynavax Technologies Corp. (a)	1,935,211	6,192,675
ImmunoGen, Inc. (a)	99,600	922,296
Micromet, Inc. (a)	480,592	3,902,407
ZIOPHARM Oncology, Inc. (a)	300,000	1,398,000
		22,966,766
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	419,800	3,177,886
C. R. Bard, Inc.	135,000	12,388,950
Covidien PLC	150,600	6,876,396
Symmetry Medical, Inc. (a)	250,000	2,312,500
		24,755,732
Health Care Providers & Services - 1.9%
Express Scripts, Inc. (a)	368,072	19,894,292
Hanger Orthopedic Group, Inc. (a)	724,450	15,351,096
McKesson Corp.	140,000	9,853,200
Medco Health Solutions, Inc. (a)	225,600	13,822,512
		58,921,100
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc. (a)	260,000	10,771,800
Life Technologies Corp. (a)	120,000	6,660,000
QIAGEN NV (a)	200,000	3,910,000
		21,341,800
Pharmaceuticals - 1.0%
Hospira, Inc. (a)	54,300	3,023,967
Otsuka Holdings Co. Ltd.	330,600	8,141,353
PT Kalbe Farma Tbk	5,000,000	1,803,555
Valeant Pharmaceuticals International, Inc.	568,090	16,109,080
		29,077,955
TOTAL HEALTH CARE		157,063,353
INDUSTRIALS - 14.6%
Aerospace & Defense - 3.8%
Esterline Technologies Corp. (a)	325,000	22,291,750
GeoEye, Inc. (a)	100,000	4,239,000
Goodrich Corp.	65,000	5,724,550

	Shares	Value
Honeywell International, Inc.	564,567	$ 30,012,382
Precision Castparts Corp.	140,700	19,586,847
United Technologies Corp.	443,000	34,872,960
		116,727,489
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	160,000	11,612,800
Airlines - 0.5%
Delta Air Lines, Inc. (a)	850,000	10,710,000
United Continental Holdings, Inc. (a)	220,000	5,240,400
		15,950,400
Building Products - 0.4%
Armstrong World Industries, Inc.	100,000	4,300,000
Owens Corning (a)	266,900	8,313,935
		12,613,935
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	1,500,000	12,780,000
United Stationers, Inc. (a)	180,700	11,530,467
		24,310,467
Construction & Engineering - 1.5%
EMCOR Group, Inc. (a)	330,000	9,563,400
Fluor Corp.	286,400	18,976,864
Furmanite Corp. (a)	1,000,000	6,910,000
Jacobs Engineering Group, Inc. (a)	103,500	4,745,475
MYR Group, Inc. (a)	120,000	2,520,000
Orion Marine Group, Inc. (a)	179,300	2,079,880
		44,795,619
Electrical Equipment - 0.9%
3W Power Holdings SA warrants 9/1/12 (a)	1,105,000	295,477
Fushi Copperweld, Inc. (a)	203,500	1,807,080
GrafTech International Ltd. (a)	221,900	4,402,496
Polypore International, Inc. (a)	100,000	4,073,000
Regal-Beloit Corp.	235,967	15,753,157
		26,331,210
Industrial Conglomerates - 0.5%
Max India Ltd. (a)	800,000	2,640,872
Textron, Inc.	489,000	11,559,960
		14,200,832
Machinery - 2.5%
Caterpillar, Inc.	309,500	28,987,770
Commercial Vehicle Group, Inc. (a)	349,869	5,685,371
Cummins, Inc.	80,000	8,800,800
Hardinge, Inc.	533,240	5,193,758
Ingersoll-Rand Co. Ltd.	260,000	12,243,400
Jain Irrigation Systems Ltd.	301,378	1,416,822
Pall Corp.	200,000	9,916,000
Parker Hannifin Corp.	50,000	4,315,000
		76,558,921
Road & Rail - 2.3%
CSX Corp.	333,400	21,540,974
Norfolk Southern Corp.	248,900	15,635,898
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Swift Transporation Co.	763,100	$ 9,546,381
Union Pacific Corp.	237,600	22,016,016
		68,739,269
Trading Companies & Distributors - 1.0%
Interline Brands, Inc. (a)	325,008	7,400,432
WESCO International, Inc. (a)	442,500	23,364,000
		30,764,432
TOTAL INDUSTRIALS		442,605,374
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 0.9%
DG FastChannel, Inc. (a)	300,000	8,664,000
DragonWave, Inc. (a)	258,600	2,183,307
F5 Networks, Inc. (a)	25,000	3,254,000
Juniper Networks, Inc. (a)	100,000	3,692,000
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	694,300	8,005,279
		25,798,586
Computers & Peripherals - 3.6%
Apple, Inc. (a)	324,300	104,606,206
SanDisk Corp. (a)	100,000	4,986,000
		109,592,206
Electronic Equipment & Components - 1.1%
Corning, Inc.	600,000	11,592,000
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,240,000	9,022,969
Jabil Circuit, Inc.	200,000	4,018,000
SYNNEX Corp. (a)	162,900	5,082,480
Vishay Precision Group, Inc. (a)	100,000	1,884,000
		31,599,449
Internet Software & Services - 5.6%
Baidu.com, Inc. sponsored ADR (a)	275,000	26,545,750
eBay, Inc. (a)	1,165,903	32,447,080
Equinix, Inc. (a)	107,500	8,735,450
Google, Inc. Class A (a)	74,000	43,953,780
Mail.ru Group Ltd. GDR unit (a)(e)	258,100	9,291,600
Monster Worldwide, Inc. (a)	130,000	3,071,900
Open Text Corp. (a)	214,600	9,840,227
Rackspace Hosting, Inc. (a)(d)	250,000	7,852,500
Sina Corp. (a)	185,000	12,731,700
Support.com, Inc. (a)	900,000	5,832,000
Tencent Holdings Ltd.	439,700	9,554,883
		169,856,870
IT Services - 1.9%
Acxiom Corp. (a)	670,000	11,490,500
Cardtronics, Inc. (a)	240,500	4,256,850
Cognizant Technology Solutions Corp. Class A (a)	50,000	3,664,500
Convergys Corp. (a)	250,000	3,292,500

	Shares	Value
iGate Corp.	64,399	$ 1,269,304
International Business Machines Corp.	237,000	34,782,120
		58,755,774
Semiconductors & Semiconductor Equipment - 2.8%
ARM Holdings PLC	3,500,000	23,904,476
ARM Holdings PLC sponsored ADR (d)	1,610,700	33,422,025
Avago Technologies Ltd.	578,800	16,478,436
Broadcom Corp. Class A	100,000	4,355,000
Kulicke & Soffa Industries, Inc. (a)	500,000	3,600,000
Micronas Semiconductor Holding AG (a)	300,000	3,532,056
		85,291,993
Software - 4.8%
Autodesk, Inc. (a)	290,000	11,078,000
Autonomy Corp. PLC (a)	785,400	18,441,394
BMC Software, Inc. (a)	247,200	11,653,008
Citrix Systems, Inc. (a)	246,900	16,890,429
CommVault Systems, Inc. (a)	90,000	2,575,800
Informatica Corp. (a)	13,558	596,959
Intuit, Inc. (a)	70,000	3,451,000
Longtop Financial Technologies Ltd. ADR (a)	85,101	3,078,954
MICROS Systems, Inc. (a)	300,000	13,158,000
Oracle Corp.	600,000	18,780,000
Red Hat, Inc. (a)	100,000	4,565,000
salesforce.com, Inc. (a)	75,100	9,913,200
Solera Holdings, Inc.	277,000	14,215,640
Taleo Corp. Class A (a)	114,200	3,157,630
Totvs SA	60,000	6,110,090
VanceInfo Technologies, Inc. ADR (a)	156,400	5,402,056
VMware, Inc. Class A (a)	20,000	1,778,200
		144,845,360
TOTAL INFORMATION TECHNOLOGY		625,740,238
MATERIALS - 10.4%
Chemicals - 2.3%
Agrium, Inc.	50,000	4,587,386
Ashland, Inc.	255,000	12,969,300
Dow Chemical Co.	109,100	3,724,674
Grasim Industries Ltd.	187	10,240
Huabao International Holdings Ltd.	3,500,000	5,664,844
LyondellBasell Industries NV Class A (a)	148,836	5,119,958
Neo Material Technologies, Inc. (a)	2,430,600	19,107,494
The Mosaic Co.	109,893	8,391,429
Westlake Chemical Corp.	200,000	8,694,000
		68,269,325
Containers & Packaging - 0.4%
Boise, Inc.	1,095,000	8,683,350
Lock & Lock Co. Ltd.	100,000	3,224,081
		11,907,431
Metals & Mining - 7.7%
Alamos Gold, Inc.	100,000	1,897,122
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Allied Nevada Gold Corp. (a)	120,000	$ 3,157,200
Amazon Mining Holding PLC (a)	200,000	1,267,422
Barrick Gold Corp.	587,300	31,281,837
Carpenter Technology Corp.	225,300	9,066,072
Coeur d'Alene Mines Corp. (a)	800,000	21,856,000
Compania de Minas Buenaventura SA sponsored ADR	58,000	2,839,680
Compass Minerals International, Inc.	110,000	9,819,700
Endeavour Silver Corp. (a)(e)	1,000,000	7,319,763
First Quantum Minerals Ltd.	97,000	10,504,362
Freeport-McMoRan Copper & Gold, Inc.	111,500	13,390,035
Grande Cache Coal Corp. (a)	256,927	2,697,308
Lake Shore Gold Corp. (a)(e)	1,000,000	4,171,262
Mongolian Mining Corp.	2,200,000	2,567,256
Newcrest Mining Ltd.	859,787	35,524,291
Noranda Income Fund Class A priority units (a)	400,000	1,853,003
Northern Dynasty Minerals Ltd. (a)	600,000	8,603,229
Pan American Silver Corp.	185,000	7,623,851
Sabina Gold & Silver Corp. (a)	2,000,000	11,250,376
SEMAFO, Inc. (a)	200,000	2,155,821
Silver Standard Resources, Inc. (a)	418,300	11,804,428
Silver Wheaton Corp. (a)	309,000	12,077,429
United States Steel Corp. (d)	380,000	22,199,600
		234,927,047
TOTAL MATERIALS		315,103,803
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AboveNet, Inc.	100,000	5,846,000
AT&T, Inc.	100,000	2,938,000
Qwest Communications International, Inc.	2,453,000	18,667,330
Verizon Communications, Inc.	100,000	3,578,000
		31,029,330
Wireless Telecommunication Services - 0.5%
SOFTBANK CORP.	220,000	7,614,603
Sprint Nextel Corp. (a)	1,587,000	6,713,010
		14,327,613
TOTAL TELECOMMUNICATION SERVICES		45,356,943
TOTAL COMMON STOCKS (Cost $2,448,014,994)		2,992,535,803
Nonconvertible Preferred Stocks - 0.7%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE	140,000	$ 11,167,159
Volkswagen AG	63,300	10,274,337
		21,441,496
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,741,235)		21,441,496
Money Market Funds - 1.4%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $43,704,633)	43,704,633	43,704,633
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,511,460,862)		3,057,681,932
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(27,087,253)
NET ASSETS - 100%		$ 3,030,594,679
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,645,225 or 0.8% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,915,252 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 5,462,100
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,067
Fidelity Securities Lending Cash Central Fund	327,874
Total	$ 335,941
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 677,076,834	$ 673,984,090	$ 3,092,744	$ -
Consumer Staples	170,952,840	170,952,840	-	-
Energy	315,115,486	315,115,486	-	-
Financials	264,962,428	252,695,364	9,404,464	2,862,600
Health Care	157,063,353	157,063,353	-	-
Industrials	442,605,374	442,605,374	-	-
Information Technology	625,740,238	601,835,762	23,904,476	-
Materials	315,103,803	315,093,563	10,240	-
Telecommunication Services	45,356,943	45,356,943	-	-
Money Market Funds	43,704,633	43,704,633	-	-
Total Investments in Securities:	$ 3,057,681,932	$ 3,018,407,408	$ 36,411,924	$ 2,862,600
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,862,600
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,862,600
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $2,523,657,443. Net unrealized appreciation aggregated $534,024,489, of which $589,070,760 related to appreciated investment securities and $55,046,271 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.827902.105

ADESII-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 21.6%
Auto Components - 1.0%
Lear Corp. (a)	50,000	$ 4,935,500
Magna International, Inc. Class A (sub. vtg.)	30,000	1,561,516
TRW Automotive Holdings Corp. (a)	460,200	24,252,540
		30,749,556
Automobiles - 1.2%
Bajaj Auto Ltd.	250,000	8,616,159
Ford Motor Co. (a)	1,478,500	24,824,015
Tesla Motors, Inc. (a)(d)	100,000	2,663,000
		36,103,174
Distributors - 0.3%
Silver Base Group Holdings Ltd.	6,791,000	6,037,415
Sparkle Roll Group Ltd.	20,000,000	3,705,372
		9,742,787
Diversified Consumer Services - 0.8%
Regis Corp.	500,000	8,300,000
Steiner Leisure Ltd. (a)	96,050	4,485,535
Stewart Enterprises, Inc. Class A	425,300	2,845,257
TAL Education Group ADR (d)	100,000	1,610,000
Xueda Education Group sponsored ADR	609,000	6,863,430
		24,104,222
Hotels, Restaurants & Leisure - 3.2%
Bravo Brio Restaurant Group, Inc.	96,700	1,853,739
Ctrip.com International Ltd. sponsored ADR (a)	585,516	23,684,122
Gourmet Master Co. Ltd.	284,000	2,852,657
Las Vegas Sands Corp. (a)	440,000	20,218,000
McDonald's Corp.	250,000	19,190,000
O'Charleys, Inc. (a)	100,000	720,000
Starbucks Corp.	300,000	9,639,000
Starwood Hotels & Resorts Worldwide, Inc.	120,000	7,293,600
Wyndham Worldwide Corp.	354,390	10,617,524
		96,068,642
Household Durables - 0.0%
PulteGroup, Inc. (a)	180,500	1,357,360
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	175,100	31,518,000
Priceline.com, Inc. (a)	20,000	7,991,000
Start Today Co. Ltd.	1,572	6,281,032
		45,790,032
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	258,600	12,200,748
Media - 3.4%
Kabel Deutschland Holding AG	510,323	23,795,277
Naspers Ltd. Class N	55,000	3,220,717
Omnicom Group, Inc.	100,000	4,580,000
Sun TV Ltd.	820,000	9,644,685
The Walt Disney Co.	450,000	16,879,500

	Shares	Value
Time Warner, Inc.	100,000	$ 3,217,000
Viacom, Inc. Class B (non-vtg.)	254,600	10,084,706
Virgin Media, Inc. (d)	1,001,566	27,282,658
WPP PLC	250,000	3,092,744
		101,797,287
Multiline Retail - 1.4%
Dollar General Corp. (a)	196,500	6,026,655
Dollar Tree, Inc. (a)	60,000	3,364,800
Dollarama, Inc. (a)	481,000	13,885,481
Droga Raia SA	91,000	1,394,981
Macy's, Inc.	275,000	6,957,500
Maoye International Holdings Ltd.	10,648,000	4,808,553
Target Corp.	100,000	6,013,000
		42,450,970
Specialty Retail - 2.9%
Ace Hardware Indonesia Tbk PT	1,680,500	550,220
Belle International Holdings Ltd.	4,960,000	8,385,256
Carphone Warehouse Group PLC (a)	9,100	56,115
China ZhengTong Auto Services Holdings Ltd.	504,000	475,307
Dick's Sporting Goods, Inc. (a)	53,187	1,994,513
Express, Inc.	219,400	4,124,720
Guess?, Inc.	200,000	9,464,000
Hengdeli Holdings Ltd.	7,862,000	4,683,314
I.T Ltd.	5,000,000	3,789,000
New York & Co., Inc. (a)	300,000	1,326,000
Ross Stores, Inc.	357,485	22,610,926
Tiffany & Co., Inc.	150,000	9,340,500
TJX Companies, Inc.	499,000	22,150,610
		88,950,481
Textiles, Apparel & Luxury Goods - 5.5%
Bosideng International Holdings Ltd.	15,000,000	5,982,631
China Xiniya Fashion Ltd. ADR	11,100	101,676
Christian Dior SA	105,000	15,007,156
Coach, Inc.	275,000	15,210,250
Daphne International Holdings Ltd.	3,000,000	2,809,907
Gildan Activewear, Inc.	100,000	2,842,675
Iconix Brand Group, Inc. (a)	499,081	9,637,254
NIKE, Inc. Class B	205,000	17,511,100
Pandora A/S	277,500	16,723,464
Peak Sport Products Co. Ltd. (d)	3,027,000	1,986,195
Phillips-Van Heusen Corp.	266,900	16,817,369
Polo Ralph Lauren Corp. Class A	129,500	14,364,140
R.G. Barry Corp.	167,882	1,866,848
Steven Madden Ltd. (a)	248,602	10,371,675
Vera Bradley, Inc.	57,443	1,895,619
VF Corp.	124,753	10,751,214
Warnaco Group, Inc. (a)	276,900	15,248,883
Yue Yuen Industrial (Holdings) Ltd.	2,000,000	7,192,023
		166,320,079
TOTAL CONSUMER DISCRETIONARY		655,635,338
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.6%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	260,766	$ 14,921,969
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	856
Constellation Brands, Inc. Class A (sub. vtg.) (a)	605,000	13,400,750
Dr Pepper Snapple Group, Inc.	302,400	10,632,384
United Breweries Ltd.	63,029	710,957
		39,666,916
Food & Staples Retailing - 0.9%
Drogasil SA	775,200	6,306,047
Fresh Market, Inc.	352,800	14,535,360
Whole Foods Market, Inc.	99,700	5,043,823
		25,885,230
Food Products - 1.2%
BioExx Specialty Proteins Ltd. (a)	2,000,000	4,712,724
Chiquita Brands International, Inc. (a)	50,238	704,337
Diamond Foods, Inc. (d)	199,300	10,598,774
Fresh Del Monte Produce, Inc.	474,545	11,839,898
Orion Corp.	10,000	3,442,587
TreeHouse Foods, Inc. (a)	101,500	5,185,635
		36,483,955
Household Products - 0.4%
Procter & Gamble Co.	200,000	12,866,000
Personal Products - 1.8%
Herbalife Ltd.	448,530	30,665,996
Natura Cosmeticos SA	330,000	9,483,113
Nu Skin Enterprises, Inc. Class A	525,500	15,901,630
		56,050,739
TOTAL CONSUMER STAPLES		170,952,840
ENERGY - 10.4%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	178,834	10,223,940
Halliburton Co.	370,000	15,107,100
Nabors Industries Ltd. (a)	505,900	11,868,414
National Oilwell Varco, Inc.	250,000	16,812,500
Rowan Companies, Inc. (a)	100,000	3,491,000
Schlumberger Ltd.	225,000	18,787,500
		76,290,454
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	186,400	14,196,224
Apache Corp.	200,800	23,941,384
Chevron Corp.	471,400	43,015,250
Concho Resources, Inc. (a)	110,000	9,643,700
ConocoPhillips	166,600	11,345,460
Energy Partners Ltd. (a)	200,000	2,972,000
Falkland Oil & Gas Ltd. (a)(d)	1,507,598	2,434,402
Holly Corp.	240,000	9,784,800
Madalena Ventures, Inc. (a)	1,000,000	822,220

	Shares	Value
Marathon Oil Corp.	1,080,900	$ 40,025,727
Massey Energy Co.	322,000	17,275,300
Occidental Petroleum Corp.	330,500	32,422,050
Southern Union Co.	351,800	8,467,826
Sunoco, Inc.	100,000	4,031,000
Tesoro Corp.	350,000	6,489,000
Uranium One, Inc.	1,840,000	8,782,112
Uranium Participation Corp. (a)	400,000	3,176,577
		238,825,032
TOTAL ENERGY		315,115,486
FINANCIALS - 8.8%
Capital Markets - 0.7%
Ameriprise Financial, Inc.	210,000	12,085,500
Evercore Partners, Inc. Class A	80,800	2,747,200
Janus Capital Group, Inc.	589,077	7,640,329
		22,473,029
Commercial Banks - 1.6%
HDFC Bank Ltd.	114,785	5,972,758
HDFC Bank Ltd. sponsored ADR	20,000	3,342,200
Huntington Bancshares, Inc.	797,600	5,479,512
SVB Financial Group (a)	100,000	5,305,000
Wells Fargo & Co.	883,950	27,393,611
		47,493,081
Diversified Financial Services - 3.2%
Bank of America Corp.	250,000	3,335,000
Citigroup, Inc. (a)	16,581,600	78,430,968
JPMorgan Chase & Co.	280,600	11,903,052
NBH Holdings Corp. Class A (a)(e)	146,800	2,862,600
		96,531,620
Insurance - 1.8%
Berkshire Hathaway, Inc. Class A (a)	66	7,949,700
Genworth Financial, Inc. Class A (a)	900,000	11,826,000
Lincoln National Corp.	383,400	10,662,354
Loews Corp.	231,700	9,015,447
Manulife Financial Corp.	250,000	4,299,108
Phoenix Group Holdings (Reg. S)	450,000	3,431,706
Platinum Underwriters Holdings Ltd.	98,167	4,414,570
Protective Life Corp.	146,200	3,894,768
		55,493,653
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	639,258	11,187,015
HCP, Inc.	69,100	2,542,189
ProLogis Trust	282,400	4,077,856
Sunstone Hotel Investors, Inc. (a)	415,000	4,286,950
Suntec (REIT)	1,000,000	1,168,907
		23,262,917
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	247,400	5,066,752
Global Logistic Properties Ltd.	1,653,000	2,782,373
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Iguatemi Empresa de Shopping Centers SA	344,300	$ 8,609,834
Wharf Holdings Ltd.	200,000	1,538,758
		17,997,717
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	105,000	1,710,411
TOTAL FINANCIALS		264,962,428
HEALTH CARE - 5.2%
Biotechnology - 0.8%
Alexion Pharmaceuticals, Inc. (a)	57,556	4,636,136
AVEO Pharmaceuticals, Inc. (f)	404,600	5,915,252
Dynavax Technologies Corp. (a)	1,935,211	6,192,675
ImmunoGen, Inc. (a)	99,600	922,296
Micromet, Inc. (a)	480,592	3,902,407
ZIOPHARM Oncology, Inc. (a)	300,000	1,398,000
		22,966,766
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	419,800	3,177,886
C. R. Bard, Inc.	135,000	12,388,950
Covidien PLC	150,600	6,876,396
Symmetry Medical, Inc. (a)	250,000	2,312,500
		24,755,732
Health Care Providers & Services - 1.9%
Express Scripts, Inc. (a)	368,072	19,894,292
Hanger Orthopedic Group, Inc. (a)	724,450	15,351,096
McKesson Corp.	140,000	9,853,200
Medco Health Solutions, Inc. (a)	225,600	13,822,512
		58,921,100
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc. (a)	260,000	10,771,800
Life Technologies Corp. (a)	120,000	6,660,000
QIAGEN NV (a)	200,000	3,910,000
		21,341,800
Pharmaceuticals - 1.0%
Hospira, Inc. (a)	54,300	3,023,967
Otsuka Holdings Co. Ltd.	330,600	8,141,353
PT Kalbe Farma Tbk	5,000,000	1,803,555
Valeant Pharmaceuticals International, Inc.	568,090	16,109,080
		29,077,955
TOTAL HEALTH CARE		157,063,353
INDUSTRIALS - 14.6%
Aerospace & Defense - 3.8%
Esterline Technologies Corp. (a)	325,000	22,291,750
GeoEye, Inc. (a)	100,000	4,239,000
Goodrich Corp.	65,000	5,724,550

	Shares	Value
Honeywell International, Inc.	564,567	$ 30,012,382
Precision Castparts Corp.	140,700	19,586,847
United Technologies Corp.	443,000	34,872,960
		116,727,489
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	160,000	11,612,800
Airlines - 0.5%
Delta Air Lines, Inc. (a)	850,000	10,710,000
United Continental Holdings, Inc. (a)	220,000	5,240,400
		15,950,400
Building Products - 0.4%
Armstrong World Industries, Inc.	100,000	4,300,000
Owens Corning (a)	266,900	8,313,935
		12,613,935
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	1,500,000	12,780,000
United Stationers, Inc. (a)	180,700	11,530,467
		24,310,467
Construction & Engineering - 1.5%
EMCOR Group, Inc. (a)	330,000	9,563,400
Fluor Corp.	286,400	18,976,864
Furmanite Corp. (a)	1,000,000	6,910,000
Jacobs Engineering Group, Inc. (a)	103,500	4,745,475
MYR Group, Inc. (a)	120,000	2,520,000
Orion Marine Group, Inc. (a)	179,300	2,079,880
		44,795,619
Electrical Equipment - 0.9%
3W Power Holdings SA warrants 9/1/12 (a)	1,105,000	295,477
Fushi Copperweld, Inc. (a)	203,500	1,807,080
GrafTech International Ltd. (a)	221,900	4,402,496
Polypore International, Inc. (a)	100,000	4,073,000
Regal-Beloit Corp.	235,967	15,753,157
		26,331,210
Industrial Conglomerates - 0.5%
Max India Ltd. (a)	800,000	2,640,872
Textron, Inc.	489,000	11,559,960
		14,200,832
Machinery - 2.5%
Caterpillar, Inc.	309,500	28,987,770
Commercial Vehicle Group, Inc. (a)	349,869	5,685,371
Cummins, Inc.	80,000	8,800,800
Hardinge, Inc.	533,240	5,193,758
Ingersoll-Rand Co. Ltd.	260,000	12,243,400
Jain Irrigation Systems Ltd.	301,378	1,416,822
Pall Corp.	200,000	9,916,000
Parker Hannifin Corp.	50,000	4,315,000
		76,558,921
Road & Rail - 2.3%
CSX Corp.	333,400	21,540,974
Norfolk Southern Corp.	248,900	15,635,898
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Swift Transporation Co.	763,100	$ 9,546,381
Union Pacific Corp.	237,600	22,016,016
		68,739,269
Trading Companies & Distributors - 1.0%
Interline Brands, Inc. (a)	325,008	7,400,432
WESCO International, Inc. (a)	442,500	23,364,000
		30,764,432
TOTAL INDUSTRIALS		442,605,374
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 0.9%
DG FastChannel, Inc. (a)	300,000	8,664,000
DragonWave, Inc. (a)	258,600	2,183,307
F5 Networks, Inc. (a)	25,000	3,254,000
Juniper Networks, Inc. (a)	100,000	3,692,000
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	694,300	8,005,279
		25,798,586
Computers & Peripherals - 3.6%
Apple, Inc. (a)	324,300	104,606,206
SanDisk Corp. (a)	100,000	4,986,000
		109,592,206
Electronic Equipment & Components - 1.1%
Corning, Inc.	600,000	11,592,000
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,240,000	9,022,969
Jabil Circuit, Inc.	200,000	4,018,000
SYNNEX Corp. (a)	162,900	5,082,480
Vishay Precision Group, Inc. (a)	100,000	1,884,000
		31,599,449
Internet Software & Services - 5.6%
Baidu.com, Inc. sponsored ADR (a)	275,000	26,545,750
eBay, Inc. (a)	1,165,903	32,447,080
Equinix, Inc. (a)	107,500	8,735,450
Google, Inc. Class A (a)	74,000	43,953,780
Mail.ru Group Ltd. GDR unit (a)(e)	258,100	9,291,600
Monster Worldwide, Inc. (a)	130,000	3,071,900
Open Text Corp. (a)	214,600	9,840,227
Rackspace Hosting, Inc. (a)(d)	250,000	7,852,500
Sina Corp. (a)	185,000	12,731,700
Support.com, Inc. (a)	900,000	5,832,000
Tencent Holdings Ltd.	439,700	9,554,883
		169,856,870
IT Services - 1.9%
Acxiom Corp. (a)	670,000	11,490,500
Cardtronics, Inc. (a)	240,500	4,256,850
Cognizant Technology Solutions Corp. Class A (a)	50,000	3,664,500
Convergys Corp. (a)	250,000	3,292,500

	Shares	Value
iGate Corp.	64,399	$ 1,269,304
International Business Machines Corp.	237,000	34,782,120
		58,755,774
Semiconductors & Semiconductor Equipment - 2.8%
ARM Holdings PLC	3,500,000	23,904,476
ARM Holdings PLC sponsored ADR (d)	1,610,700	33,422,025
Avago Technologies Ltd.	578,800	16,478,436
Broadcom Corp. Class A	100,000	4,355,000
Kulicke & Soffa Industries, Inc. (a)	500,000	3,600,000
Micronas Semiconductor Holding AG (a)	300,000	3,532,056
		85,291,993
Software - 4.8%
Autodesk, Inc. (a)	290,000	11,078,000
Autonomy Corp. PLC (a)	785,400	18,441,394
BMC Software, Inc. (a)	247,200	11,653,008
Citrix Systems, Inc. (a)	246,900	16,890,429
CommVault Systems, Inc. (a)	90,000	2,575,800
Informatica Corp. (a)	13,558	596,959
Intuit, Inc. (a)	70,000	3,451,000
Longtop Financial Technologies Ltd. ADR (a)	85,101	3,078,954
MICROS Systems, Inc. (a)	300,000	13,158,000
Oracle Corp.	600,000	18,780,000
Red Hat, Inc. (a)	100,000	4,565,000
salesforce.com, Inc. (a)	75,100	9,913,200
Solera Holdings, Inc.	277,000	14,215,640
Taleo Corp. Class A (a)	114,200	3,157,630
Totvs SA	60,000	6,110,090
VanceInfo Technologies, Inc. ADR (a)	156,400	5,402,056
VMware, Inc. Class A (a)	20,000	1,778,200
		144,845,360
TOTAL INFORMATION TECHNOLOGY		625,740,238
MATERIALS - 10.4%
Chemicals - 2.3%
Agrium, Inc.	50,000	4,587,386
Ashland, Inc.	255,000	12,969,300
Dow Chemical Co.	109,100	3,724,674
Grasim Industries Ltd.	187	10,240
Huabao International Holdings Ltd.	3,500,000	5,664,844
LyondellBasell Industries NV Class A (a)	148,836	5,119,958
Neo Material Technologies, Inc. (a)	2,430,600	19,107,494
The Mosaic Co.	109,893	8,391,429
Westlake Chemical Corp.	200,000	8,694,000
		68,269,325
Containers & Packaging - 0.4%
Boise, Inc.	1,095,000	8,683,350
Lock & Lock Co. Ltd.	100,000	3,224,081
		11,907,431
Metals & Mining - 7.7%
Alamos Gold, Inc.	100,000	1,897,122
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Allied Nevada Gold Corp. (a)	120,000	$ 3,157,200
Amazon Mining Holding PLC (a)	200,000	1,267,422
Barrick Gold Corp.	587,300	31,281,837
Carpenter Technology Corp.	225,300	9,066,072
Coeur d'Alene Mines Corp. (a)	800,000	21,856,000
Compania de Minas Buenaventura SA sponsored ADR	58,000	2,839,680
Compass Minerals International, Inc.	110,000	9,819,700
Endeavour Silver Corp. (a)(e)	1,000,000	7,319,763
First Quantum Minerals Ltd.	97,000	10,504,362
Freeport-McMoRan Copper & Gold, Inc.	111,500	13,390,035
Grande Cache Coal Corp. (a)	256,927	2,697,308
Lake Shore Gold Corp. (a)(e)	1,000,000	4,171,262
Mongolian Mining Corp.	2,200,000	2,567,256
Newcrest Mining Ltd.	859,787	35,524,291
Noranda Income Fund Class A priority units (a)	400,000	1,853,003
Northern Dynasty Minerals Ltd. (a)	600,000	8,603,229
Pan American Silver Corp.	185,000	7,623,851
Sabina Gold & Silver Corp. (a)	2,000,000	11,250,376
SEMAFO, Inc. (a)	200,000	2,155,821
Silver Standard Resources, Inc. (a)	418,300	11,804,428
Silver Wheaton Corp. (a)	309,000	12,077,429
United States Steel Corp. (d)	380,000	22,199,600
		234,927,047
TOTAL MATERIALS		315,103,803
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AboveNet, Inc.	100,000	5,846,000
AT&T, Inc.	100,000	2,938,000
Qwest Communications International, Inc.	2,453,000	18,667,330
Verizon Communications, Inc.	100,000	3,578,000
		31,029,330
Wireless Telecommunication Services - 0.5%
SOFTBANK CORP.	220,000	7,614,603
Sprint Nextel Corp. (a)	1,587,000	6,713,010
		14,327,613
TOTAL TELECOMMUNICATION SERVICES		45,356,943
TOTAL COMMON STOCKS (Cost $2,448,014,994)		2,992,535,803
Nonconvertible Preferred Stocks - 0.7%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE	140,000	$ 11,167,159
Volkswagen AG	63,300	10,274,337
		21,441,496
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,741,235)		21,441,496
Money Market Funds - 1.4%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $43,704,633)	43,704,633	43,704,633
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,511,460,862)		3,057,681,932
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(27,087,253)
NET ASSETS - 100%		$ 3,030,594,679
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,645,225 or 0.8% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,915,252 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 5,462,100
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,067
Fidelity Securities Lending Cash Central Fund	327,874
Total	$ 335,941
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 677,076,834	$ 673,984,090	$ 3,092,744	$ -
Consumer Staples	170,952,840	170,952,840	-	-
Energy	315,115,486	315,115,486	-	-
Financials	264,962,428	252,695,364	9,404,464	2,862,600
Health Care	157,063,353	157,063,353	-	-
Industrials	442,605,374	442,605,374	-	-
Information Technology	625,740,238	601,835,762	23,904,476	-
Materials	315,103,803	315,093,563	10,240	-
Telecommunication Services	45,356,943	45,356,943	-	-
Money Market Funds	43,704,633	43,704,633	-	-
Total Investments in Securities:	$ 3,057,681,932	$ 3,018,407,408	$ 36,411,924	$ 2,862,600
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,862,600
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,862,600
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $2,523,657,443. Net unrealized appreciation aggregated $534,024,489, of which $589,070,760 related to appreciated investment securities and $55,046,271 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2011